    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 18, 1996
                                             SECURITIES ACT FILE NO. 33-_____
                                     INVESTMENT COMPANY ACT FILE NO. 811-____



                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                   FORM N-2

/x/        Registration Statement Under The Securities Act of 1933
/ /                      Pre-Effective Amendment No.
/ /                      Post-Effective Amendment No.
                                    and/or
/x/    Registration Statement Under The Investment Company Act of 1940

/ /                             Amendment No.
                       (check appropriate box or boxes)

                                 STRYPES TRUST
              (Exact Name of Registrant as Specified in Charter)

            C/O MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            WORLD FINANCIAL CENTER
                                 NORTH TOWER
                           NEW YORK, NEW YORK 10281
                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (212) 449-1000

                               ROBERT E. AHERNE
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                            WORLD FINANCIAL CENTER
                                 NORTH TOWER
                           NEW YORK, NEW YORK 10281
                   (Name and Address of Agent for Service)

                                  COPIES TO:

                            NORMAN D. SLONAKER, ESQ.
                                  BROWN & WOOD
                             ONE WORLD TRADE CENTER
                        NEW YORK, NEW YORK  10048-0557


     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

     If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. / /

     If this form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, please check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

     If this form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, check the following box and list the Securities Act registration statement number of the earlier effective registration statement for the same offering. / /

     If delivery of the prospectus is expected to be made pursuant to Rule 434, please check the following box. / /

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
                             Amount         Proposed Maximum    Proposed Maximum        Amount of
  Title of Securities         Being          Offering Price    Aggregate Offering     Registration
   Being Registered        Registered         Per Share(1)          Price(1)               Fee
STRYPES
representing shares of
beneficial interest .   1,000,000 Shares         $10.00            $10,000,000          $3,448.28


(1)  Estimated solely for the purpose of calculating the registration fee.

     The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                               EXPLANATORY NOTE

     This Registration Statement relates to the offering of 1,000,000 STRYPES representing shares of beneficial interest of the XYZ STRYPES Trust (without giving effect to the Underwriters' over-allotment options), of which STRYPES will be offered in the United States and Canada and STRYPES will be offered
internationally  outside the United States  and Canada.   The Registration
Statement includes the U.S. Prospectus followed by an alternate front cover page and back cover page for the International Prospectus as indicated on each page.

                            CROSS-REFERENCE SHEET*
                           PURSUANT TO RULE 404(C)

Item Number in Form N-2                           Caption in Prospectus
-----------------------                           ---------------------
PART A - INFORMATION REQUIRED IN A PROSPECTUS

1.   Outside Front Cover  . . . . . . . . . . . . Front Cover Page

2.   Inside Front and Outside Back
     Cover Page . . . . . . . . . . . . . . . . . Front Cover Page; Inside
                                                  Front Cover Page

3.   Fee Table and Synopsis . . . . . . . . . . . Prospectus Summary; Fee Table

4.   Financial Highlights . . . . . . . . . . . . Not Applicable

5.   Plan of Distribution . . . . . . . . . . . . Front Cover Page; Prospectus
                                                  Summary; Underwriting

6.   Selling Shareholders . . . . . . . . . . . . Not Applicable

7.   Use of Proceeds  . . . . . . . . . . . . . . Use of Proceeds; Investment
                                                  Objective and Policies

8.   General Description of the Registrant  . . . Front Cover Page; Prospectus
                                                  Summary; The Trust;
                                                  Investment Restrictions;
                                                  Investment Objective and
                                                  Policies; Risk Factors

9.   Management . . . . . . . . . . . . . . . . . Trustees and Officers;
                                                  Management Arrangements

10.  Capital Stock, Long-Term Debt and Other
     Securities; Federal Income Tax
     Considerations . . . . . . . . . . . . . . . Description of STRYPES

11.  Defaults and Arrears on Senior Securities  . Not Applicable

12.  Legal Proceedings  . . . . . . . . . . . . . Not Applicable

13.  Table of Contents of the Statement of
     Additional Information . . . . . . . . . . . Not Applicable

PART B - INFORMATION REQUIRED IN A STATEMENT OF
         ADDITIONAL INFORMATION

14.  Cover Page . . . . . . . . . . . . . . . . . Not Applicable

15.  Table of Contents  . . . . . . . . . . . . . Not Applicable

16.  General Information and History  . . . . . . The Trust

17.  Investment Objective and Policies  . . . . . Investment Objective and
                                                  Policies; Investment
                                                  Restrictions

18.  Management . . . . . . . . . . . . . . . . . Trustees and Officers;
                                                  Management Arrangements

19.  Control Persons and Principal Holders
     of Securities  . . . . . . . . . . . . . . . Management Arrangements

20.  Investment Advisory and Other Services . . . Management Arrangements

21.  Brokerage Allocation and Other Practices . . Investment Objective and
                                                  Policies

-------------------------
     *Pursuant to the General Instructions to Form N-2, all information required to be set forth in Part B:  Statement of Additional Information has been included in Part A:  The Prospectus.

                                       i

22.  Tax Status . . . . . . . . . . . . . . . . . Certain United States Federal Income Tax
                                                  Considerations
23.  Financial Statements . . . . . . . . . . . . Financial Statements

PART C - OTHER INFORMATION

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Information contained  herein is  subject to completion  or amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.

                            SUBJECT TO COMPLETION
                 Preliminary Prospectus Dated March 18, 1996

                       1,000,000 STRYPES(SERVICE MARK)
                              XYZ STRYPES TRUST

 (Subject to Exchange for Shares of Common Stock of (XYZ Company), (par value
$.     per share))

     XYZ STRYPES Trust (the "Trust") is a newly organized Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities with face amounts and maturities corresponding to the distributions payable with respect to the STRYPES offered hereby (the "STRYPES") and the payment dates thereof ("U.S. Treasury Securities"), and
(ii) one or more forward purchase contracts (the "Contracts") with a certain stockholder (the "Contracting Stockholder") of XYZ Company (the "Company")
relating  to shares of  common stock of  the Company  (par value $.       per
share) (the "XYZ Common Stock").  Each of the STRYPES will  receive quarterly
distributions  at an  anticipated annual  distribution  rate of  $        per
STRYPES,  and will be exchanged for between  0.8333 and 1.0 shares of the XYZ
Common Stock, upon the  conclusion of the term of  the Trust on             ,
1998 (the "Maturity Date").  Distributions  with respect to the STRYPES  will
be made quarterly on each       ,       ,       and       , commencing
, 1996.  The STRYPES are not subject to redemption.

     The  Trust's investment  objective  is  to distribute  to  holders on  a
quarterly basis $        per STRYPES, and upon the Maturity Date, in exchange
for each STRYPES, a number of shares of XYZ Common Stock (or, under certain circumstances, an equivalent cash amount or a combination of cash and XYZ
Common Stock) determined in accordance with the following Payment Rate Formula, subject to certain adjustments: (a) if the Maturity Price is greater than or equal to 120% of the Initial Price (the "Threshold Appreciation Price"), 0.8333 shares of XYZ Common Stock per STRYPES, (b) if the Maturity Price is less than the Threshold Appreciation Price but is greater than the Initial Price, a number of shares of XYZ Common Stock per STRYPES so that the value thereof (determined based on the Maturity Price) equals the Initial Price and (c) if the Maturity Price is less than or equal to the Initial Price, 1.0 shares of XYZ Common Stock per STRYPES. The "Maturity Price" means the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to the second Trading Day preceding the Maturity Date. The "Initial Price" is the last reported sale price of the XYZ Common Stock on the New York Stock Exchange Composite Tape
on             , 1996, which was $       per share.  Pursuant to the terms of
the Contracts, in lieu of delivery of XYZ Common Stock, the Contracting Stockholder may elect to pay cash on the Maturity Date in an amount equal to the then current market value of the number of shares of XYZ Common Stock determined under the above formula (the "Cash Settlement Alternative"). To the extent the Contracting Stockholder elects the Cash Settlement Alternative, holders of the STRYPES will receive cash instead of XYZ Common Stock on the Maturity Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof.

     The  STRYPES are  designed to  provide investors  with a  higher current dividend yield than the XYZ Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the XYZ Common Stock above the Threshold Appreciation Price. However, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by an investment in the XYZ Common Stock because the value of the XYZ Common Stock receivable by holders of the STRYPES upon exchange at the Maturity Date will only exceed the Initial Price if the Maturity Price exceeds the Threshold Appreciation Price, which represents an appreciation of 20% over the Initial Price. In addition, because a holder of each STRYPES will only receive 0.8333 shares of XYZ Common Stock if the
Maturity Price exceeds the Threshold Appreciation Price, holders of the STRYPES will only be entitled to receive upon exchange 83.33% of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. There can be no assurance that the yield on the STRYPES will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust. MOREOVER, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE MATURITY DATE WILL BE EQUAL TO OR GREATER THAN THE INITIAL PRICE OF THE STRYPES. IF THE MATURITY PRICE OF THE XYZ COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE MATURITY DATE WILL BE LESS THAN THE INITIAL PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. See "Risk Factors."

     The STRYPES may be a suitable investment for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contracts and the U.S. Treasury Securities.

     Of the  1,000,000 STRYPES offered  hereby,             are being offered
initially in the  United States and Canada by Merrill Lynch, Pierce, Fenner &
Smith Incorporated (the "U.S.  Underwriter") and            are being offered
initially internationally outside the United States and Canada by Merrill Lynch International Limited (the "International Manager"). See "Underwriting."

     The Trust has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, except under limited circumstances, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contracts despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company. The Trust will be treated as a grantor trust for federal income tax purposes and each holder of STRYPES will be treated as the owner of its pro rata portion of the Contracts and the U.S. Treasury Securities. The U.S. Treasury Securities held by the Trust will be treated for federal income tax purposes as having original issue discount and holders of STRYPES will be required to recognize currently as income their pro rata portion of such original issue discount as it accrues over the term of the Trust. The quarterly cash distributions paid to the holders of STRYPES, which distributions are anticipated to exceed the currently includable original issue discount, will be treated as tax-free return of the holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to holders upon receipt thereof for federal income tax purposes. Although under current law holders of STRYPES should not recognize income, gain or loss with respect to the Contracts over their term, holders will recognize taxable gain or loss upon receipt of cash, if any, upon termination of the Trust. For a discussion of certain United States Federal income tax consequences for holders of the STRYPES, see "Certain United States Federal Income Tax Considerations."

     Reference is made to the accompanying prospectus of the Company with respect to the shares of XYZ Common Stock which may be received by a holder of STRYPES on the Maturity Date. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES.

     Prior to the offering there has been no public market for the STRYPES. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering of the company's shares. SEE "RISK FACTORS" ON PAGE 17 OF THIS PROSPECTUS FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE STRYPES.

     "STRYPES" is a service mark of Merrill Lynch & Co., Inc. Application will be made to list the STRYPES on the New York Stock Exchange under the
symbol "         ".  Prior to  this offering there has been no  public market for the STRYPES.

     This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.

                      -------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                                Price to             Sales             Proceeds to
                                                 Public             Load(1)           the Trust(2)
Per STRYPES . . . . . . . . . . . . . . .     $                   $                   $
Total(3)  . . . . . . . . . . . . . . . .     $                   $                   $

__________________
(1) The Trust, the Company and the Contracting Stockholder have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.
(2)  Before deducting estimated expenses of $         payable by the Trust.
(3) The Trust has granted to the U.S. Underwriter and the International Manager options, exercisable for 30 days from the date hereof, to
     purchase up to an additional        STRYPES to cover over-allotments, if
     any.   If all  such STRYPES are  purchased, the  total Price  to Public,
     Sales Load and Proceeds to the Trust will be $       , $       and $
       , respectively.  See "Underwriting."


     The STRYPES are offered by the U.S. Underwriter, subject to prior sale, when, as and if issued by the Trust and accepted by the U.S. Underwriter, subject to approval of certain legal matters by counsel for the U.S. Underwriter and certain other conditions. The U.S. Underwriter reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the STRYPES will be made in New
York, New York on or about                , 1996.



/(Service Mark)/  Service mark of Merrill Lynch & Co., Inc.

                         ___________________________

                             MERRILL LYNCH & CO.
                         ___________________________


          The date of this Prospectus is                    , 1996.

IN CONNECTION WITH THIS OFFERING, THE UNDERWRITERS MAY OVER-ALLOT OR EFFECT TRANSACTIONS WHICH STABILIZE OR MAINTAIN THE MARKET PRICE OF THE STRYPES OR THE XYZ COMMON STOCK AT LEVELS ABOVE THOSE WHICH MIGHT OTHERWISE PREVAIL IN THE OPEN MARKET. SUCH TRANSACTIONS MAY BE EFFECTED ON THE NEW YORK STOCK EXCHANGE OR OTHERWISE. SUCH STABILIZING, IF COMMENCED, MAY BE DISCONTINUED AT ANY TIME.

                              PROSPECTUS SUMMARY

     The following summary should be read in conjunction with the more detailed information appearing elsewhere in this Prospectus.

THE TRUST

     XYZ STRYPES Trust (the "Trust") is a newly organized Delaware business trust that will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust will have a term of three years that
will expire on  or shortly  after              , 1999  (the "Maturity Date"),
except that the Trust may be terminated prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for Federal income tax purposes.

PURPOSE OF THE TRUST

     The STRYPES are designed to provide investors (the "Holders") with a higher current dividend yield than the XYZ Common Stock, while also providing the opportunity for Holders to share in the appreciation, if any, of the XYZ Common Stock above the Threshold Appreciation Price. The anticipated annual
distribution on the STRYPES  is $          per STRYPES.  Based on the current
annual dividend rate of $ per share of XYZ Common Stock, the annual per share distribution per STRYPES is $ (or %) greater than the current annual per share dividend rate on the XYZ Common Stock.

     Although the yield on the STRYPES is higher than the current dividend yield on the XYZ Common Stock, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by an investment in the XYZ Common Stock. The value of the XYZ Common Stock receivable by Holders upon exchange at the Maturity Date will only exceed the Initial Price (as defined below) if the Maturity Price (as defined below) exceeds the Threshold Appreciation Price (as defined below), which represents an appreciation of 20% over the Initial Price. Moreover, because the Holder of each STRYPES will only receive 0.8333 shares of Common Stock if the Maturity Price exceeds the Threshold Appreciation Price, Holders will only be entitled to receive upon exchange 83.33% of any appreciation of the value of the XYZ Common Stock in excess of the Threshold Appreciation Price.

INVESTMENT OBJECTIVE AND POLICIES

     The  Trust's investment  objective  is  to distribute  to  Holders on  a
quarterly  basis $             per STRYPES,  and upon  the Maturity  Date, in
exchange for each STRYPES, a number of shares of XYZ Common Stock (or, under certain circumstances, an equivalent cash amount or a combination of cash and XYZ Common Stock) determined in accordance with the Payment Rate Formula as set forth below under "--Trust Assets", subject to certain adjustments. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. Pursuant to the terms of the Contracts (as defined below), in lieu of delivery of XYZ
Common Stock, the Contracting Stockholder may elect to pay cash on the Maturity Date in an amount equal to the then current market value of the number of shares of XYZ Common Stock determined under the above formula (the "Cash Settlement Amount"). To the extent the Contracting Stockholder elects the Cash Settlement Alternative, Holders will receive cash instead of XYZ Common Stock on the Maturity Date. See "Investment Objective and Policies-- The Contracts" and "--Trust Termination; No Fractional Shares of XYZ Common Stock."

     It is  anticipated that  the Holders will  receive distributions  at the
rate  per STRYPES of  $          per annum or  $        per  quarter, payable
quarterly on each        ,       ,         and        or, if any such date is
not a business day, on the next succeeding business day, to Holders of record
as of  each        ,        ,          and         , respectively.  The first
distribution will be payable on           , 1996 to Holders of record as of

                  , 199 . There can be no assurance that the Trust will achieve its investment objective. In this regard, in determining the amount of its anticipated distributions, the Trust has estimated amounts necessary to pay expenses over the term of the Trust. To the extent that the Trust incurs unanticipated expenses, distributions to Holders will be reduced in order to pay such expenses. See "Investment Objective and Policies--Trust Assets."

     On the Maturity Date, each outstanding STRYPES will be exchanged for between 0.8333 and 1.0 shares of XYZ Common Stock (or, under certain circumstances, an equivalent cash amount or a combination of cash and/or XYZ Common Stock), subject to adjustment in the event of certain dividends or distributions, subdivisions, splits, combinations, issuances of certain rights or warrants or distributions of certain assets with respect to the XYZ Common Stock. In the event of a merger of the Company into another entity, or the liquidation of the Company, or in certain related events, the term of the Trust would expire and Holders would receive consideration in the form of cash rather than shares of XYZ Common Stock. Additionally, the occurrence of certain defaults by the Contracting Stockholder under the Contracts or the collateral arrangements would cause the acceleration of the Contracts and the exchange of each STRYPES for an amount of cash in respect of the shares of XYZ Common Stock and the termination of the Trust. See "Investment Objective and Policies--The Contracts."

TRUST ASSETS

     The Trust's assets will consist of: (i) a series of zero-coupon U.S. Government securities with face amounts and maturities corresponding to the distributions payable with respect to the STRYPES and the payment dates thereof ("U.S. Treasury Securities") comprising approximately (17%) of the initial net assets of the Trust and (ii) one or more forward purchase contracts (the "Contracts") with a certain existing stockholder (the "Contracting Stockholder") of XYZ Company (the "Company") relating to the XYZ Common Stock comprising approximately (83)% of the initial net assets of the Trust.

     The Trust will enter into Contracts with the Contracting Stockholder obligating the Contracting Stockholder to deliver to the Trust on the Maturity Date shares of XYZ Common Stock in accordance with the following Payment Rate Formula: (i) if the Maturity Price per share of XYZ Common Stock is greater than or equal to 120% of the Initial Price (the "Threshold Appreciation Price"), the Contracting Stockholder will be obligated to deliver under its Contracts 0.8333 shares of XYZ Common Stock for each share of XYZ Common Stock subject to such Contracts, (ii) if the Maturity Price per share of XYZ Common Stock is less than the Threshold Appreciation Price but greater than the initial price, the Contracting Stockholder will be obligated to deliver under its Contracts a number of shares of XYZ Common Stock with an aggregate value equal to the product of the initial price times the initial number of shares of XYZ Common Stock subject to such Contracts and (iii) if the Maturity Price per share of XYZ Common Stock is less than or equal to the Initial Price, the Contracting Stockholder will be obligated to deliver under its Contracts a number of shares of XYZ Common Stock equal to the initial number of shares of XYZ Common Stock subject to such Contracts. This provides the Trust with the opportunity to share in the appreciation, if any, of the XYZ Common Stock above the Threshold Appreciation Price. The "Maturity Price" means the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to the second Trading Day preceding the Maturity Date. The purchase price under the Contracts is equal
to $        per share of XYZ Common Stock and $          in the aggregate and
is payable to the Contracting Stockholder by the Trust on or  about
, 1996. No other consideration is payable by the Trust to the Contracting Stockholder in connection with its acquisition of the Contracts or the performance of the Contracts by the Contracting Stockholder.

     The obligations of the Contracting Stockholder under each Contract will be secured by a pledge of 1.0 share of XYZ Common Stock for each share subject to the Contract or, at the election of the Contracting Stockholder, by substitute collateral consisting of U.S. Government securities. See "Investment Objective and Policies--The Contracts."

TERM OF THE TRUST

     The Trust will terminate on or shortly after the Maturity Date, except if terminated earlier under certain limited circumstances. Promptly after the Maturity Date the shares of XYZ Common Stock and/or cash to be exchanged for the STRYPES and any other remaining Trust assets, net of any remaining Trust expenses, if any, will be distributed pro rata to Holders. In the event the Company is the subject of a Reorganization Event (as defined below) or there is a default under the Contracts, the Contracts will accelerate, the rest of the Trust's assets will be liquidated and the net assets of the Trust will be distributed to Holders and the term of the Trust will expire. See "Investment Objective and Policies--The Contracts" and "--Trust Termination; No Fractional Shares of XYZ Common Stock," and "Risk Factors--Limited Term."

THE COMPANY

     The Company is (description).


     The Holders will not have voting rights with respect to the XYZ Common Stock prior to receipt of the XYZ Common Stock by the Holders of STRYPES on the Maturity Date.

     Reference is made to the accompanying prospectus of the Company with respect to the shares of XYZ Common Stock which may be received by a holder of STRYPES on the Maturity Date. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES. THE PROSPECTUS OF THE COMPANY IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE PROSPECTUS OF THE COMPANY DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE OFFERING

     The Trust is offering 1,000,000 STRYPES representing shares of beneficial interest at an initial public offering price of $ per STRYPES (which is equal to the last reported sale price of the XYZ Common Stock on
the New York Stock Exchange Composite Tape on                , 1996, the date
of the  offering, and  is referred  to herein  as the  "Initial Price")  (the
"Offering").  Of the 1,000,000 STRYPES,             STRYPES are being offered
in the United  States and  Canada by  Merrill Lynch, Pierce,  Fenner &  Smith
Incorporated  (the "U.S. Underwriter") and          STRYPES are being offered
outside the United States and Canada by Merrill Lynch International Limited (the "International Manager" and, together with the U.S. Underwriter, the "Underwriters"). In addition, the U.S. Underwriter and the International Manager have been granted options, exercisable for 30 days from the date of
this  Prospectus, to purchase  up to  an aggregate of              additional
STRYPES to cover over-allotments, if any.  See "Underwriting."

CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

     The Trust will be taxable as a grantor trust for United States Federal income tax purposes. Accordingly, each Holder of the Trust will be treated for United States Federal income tax purposes as the owner of its pro rata portion of the U.S. Treasury Securities and the Contracts, and income received (including original issue discount treated as received) by the Trust will generally be treated as income of the Holders. See "Certain United States Federal Income Tax Considerations."

     The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having "original issue discount" which will accrue over the term of the U.S. Treasury Securities. It is currently anticipated that each quarterly cash distribution to the Holders of the Trust will be treated as a tax-free return of the Holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to Holders upon receipt thereof for United

States Federal  income tax purposes.   However,  a Holder (whether on  the cash
or accrual method  of tax  accounting) must  recognize currently as income
original issue discount on the  U.S. Treasury Securities as   it  accrues.  See
"Certain   United  States   Federal  Income   Tax Considerations."

     Under existing law, a Holder will not recognize income, gain or loss upon the Trust's entry into the Contracts or over the term of the Contracts. The delivery of XYZ Common Stock pursuant to the Contracts will not be taxable to the Holders. A Holder will have taxable gain or loss upon receipt of cash, if any, upon termination of the Trust and to the extent that the Contracting Stockholder satisfies its obligations under the Contracts entirely with cash. Each Holder's initial tax basis in any XYZ Common Stock received thereby will be equal to its basis in its pro rata portion of the Contracts less the portion of such basis allocable to any fractional shares of XYZ Common Stock for which cash is received. See "Certain United States Federal Income Tax Considerations."

MANAGEMENT ARRANGEMENTS

     The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The administration of the Trust will be overseen by the Trustees. The day-to-day
administration of the Trust  will be carried out by                   (or its
successor) as trust administrator (the "Administrator").                  (or
its successor) will also act as custodian for the Trust's assets (the "Custodian") and as paying agent, registrar and transfer agent (the "Paying Agent") with respect to the STRYPES. Except as aforesaid, and except for its role as Collateral Agent under the Trust's Collateral Agreements (see "Investment Objective and Policies--The Contracts--Collateral Requirements of the Contract"), has no other affiliation with, and is not engaged in any other transaction with, the Trust. For their services, the Trust will pay each of the Custodian (as defined herein) and the Payment Agent (as defined herein) a one-time, up-front amount in respect of its fee. See "Management Arrangements."

RISK FACTORS

     The Trust has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, except to the extent necessary to pay expenses of the Trust or if the Trust terminates prior to the Maturity Date due to certain "Reorganization Events" with respect to the Company or in the event of a "Default" by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contracts despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company.

     Although, the yield on the STRYPES is higher than the current dividend yield on the XYZ Common Stock, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by an investment in the XYZ Common Stock. The value of the XYZ Common Stock receivable by Holders of the STRYPES upon exchange at the Maturity Date will only exceed the Initial Price if the Maturity Price exceeds the Threshold Appreciation Price, which represents an appreciation of 20% over the Initial Price. Moreover, because a holder of each STRYPES will only receive 0.8333 shares of XYZ Common Stock if the Maturity Price exceeds the Threshold Appreciation Price, Holders of the STRYPES will only be entitled to receive upon exchange 83.33% of any appreciation of the value of the XYZ Common Stock in excess of the Threshold Appreciation Price. In addition, there can be no assurance that the dividend yield on the STRYPES will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust. THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE MATURITY DATE WILL BE EQUAL TO OR GREATER THAN THE INITIAL PRICE OF THE STRYPES. IF THE MATURITY PRICE OF THE XYZ COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE MATURITY DATE WILL BE LESS THAN THE INITIAL PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS.

     The Trust is classified as a "non-diversified" investment company under the Investment Company Act. Consequently, the Trust is not limited by the Investment Company Act in the proportion of its assets that may be invested in the securities of a single issuer. Since the only securities held by the Trust will be the U.S. Treasury Securities and the Contracts, the Trust may be subject to greater risk than would be the case for an investment company with more diversified investments.

     The trading prices of the STRYPES in the secondary market will be directly affected by the trading prices of the XYZ Common Stock in the secondary market. Trading prices of XYZ Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions.

     Holders of the STRYPES will not be entitled to any rights with respect to the XYZ Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) unless and until such time, if any, as the Contracting Stockholder shall have delivered shares of XYZ Common Stock for STRYPES on the Maturity Date.

     Holders will experience a taxable event upon the exchange of the STRYPES to the extent the Contracting Stockholder elects the Cash Settlement Alternative. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder electing the Cash Settlement Alternative is uncertain. See "Risk Factors."

LISTING

     Application will  be made  to list  the STRYPES  on the  New York  Stock
Exchange (the "NYSE") under the symbol "      ".

                                      FEE TABLE
SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load (as a percentage of offering price) . . . . . . . . . .                  % (a)
     Automatic Dividend Reinvestment Plan Fees  . . . . . . . . . . . . . . . .     Not Applicable
ANNUAL EXPENSES (as a percentage of net assets)
     Management Fees(b) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
                                                                                                 %
     Other Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
                                                                                ------------------
TOTAL ANNUAL EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  %
                                                                                ------------------
                                                                                ------------------


Example                                                                1 year            3 years
                                                                       ------            -------
An investor would pay the following expenses on a $1,000
investment, including the maximum sales load of $        and
assuming (1) total annual expenses of        % and (2) a 5%
annual return throughout the periods:                            $                 $

_____________
(a)  See the cover page of this Prospectus and "Underwriting."
(b)  See  "Management Arrangements."   The Trust will  be internally managed;
     consequently there  is no separate  investment advisory fee paid  by the
     Trust.           will act as the administrator of the Trust.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in the Trust will bear directly or indirectly. The expenses set forth under "Management Fees" and "Other Expenses" in the Fee Table above are based on estimated amounts through the end of the Trust's first fiscal year on an annualized basis and prorated on a straight-line basis over the term of the Trust, including the one-time up-front fee payable to the Administrator, the Custodian and the Paying Agent. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Securities and Exchange Commission regulations. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OR ANNUAL RATES OF RETURN, AND ACTUAL EXPENSES OR ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR PURPOSES OF THE EXAMPLE.

                                  THE TRUST

     XYZ STRYPES Trust (the "Trust") is a newly organized Delaware business trust and will be registered as a closed-end management investment company under the Investment Company Act. The Trust was formed on March 14,
1996 pursuant to a Trust Agreement dated as of March 14, 1996 (the "Declaration of Trust"). The Trust will have a term of three years that will
expire on or shortly after                 , 1999, except  that the Trust may
be terminated prior to such date under certain limited circumstances. The Trust will be treated as a grantor trust for Federal income tax purposes.
The Trust's principal office is located at                  and its telephone
number is   (   )      -     .


                               USE OF PROCEEDS

     The  net proceeds of the Offering will be approximately $
(or approximately $             , if the Underwriters' over-allotment options
are exercised in full), after payment of the sales load and organizational and offering costs. At the time of the closing of the Offering, or shortly thereafter, the net proceeds of the Offering will be used to purchase a fixed portfolio comprised of a series of zero-coupon U.S. Government securities with face amounts and maturities corresponding to the distributions payable with respect to the STRYPES and the payment dates thereof (the "U.S. Treasury Securities") and to pay the purchase price under the Contracts.


                      INVESTMENT OBJECTIVE AND POLICIES

GENERAL

     The  Trust's investment  objective  is  to distribute  to  Holders on  a
quarterly basis  $             per STRYPES, and  upon the  Maturity Date,  in
exchange for each STRYPES, a number of shares of XYZ Common Stock (or, under certain circumstances, an equivalent cash amount or a combination of cash and XYZ Common Stock) determined in accordance with the Payment Rate Formula as set forth below under "--The Contracts," subject to certain adjustments. There can be no assurance that the amount receivable by Holders of the STRYPES on the Maturity Date will be equal to or greater than the Initial Price of the STRYPES. If the Maturity Price of the XYZ Common Stock is less than the Initial Price, such amount receivable on the Maturity Date will be less than the Initial Price paid for the STRYPES, in which case an investment in STRYPES will result in a loss. The numbers of shares of XYZ Common Stock per STRYPES specified in clauses (a) and (c) of the Payment Rate Formula are hereinafter referred to as the "Share Components." Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof. See "-- Trust Termination; No Fractional Shares of XYZ Common Stock."

     Pursuant to the terms of the Contracts, in lieu of delivery of XYZ Common Stock, the Contracting Stockholder may elect to pay cash on the Maturity Date in an amount equal to the then current market value of the number of shares of XYZ Common Stock determined under the above Payment Rate Formula (the "Cash Settlement Amount"). To the extent the Contracting Stockholder elects the Cash Settlement Alternative, Holders will receive cash instead of XYZ Common Stock at the Maturity Date.

     The  Trust  has  adopted  a   fundamental  policy  as  required  by  the
Declaration of Trust to invest at least 65% of its portfolio in the Contracts. The Contracts will comprise (83)% of the Trust's initial assets. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, except to the extent necessary to pay expenses of the Trust or if the Trust terminates prior to the Maturity Date due to the occurrence of a "Reorganization Event" with respect to the Company, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The foregoing fundamental policies of the Trust may not be changed without the vote of 100% in interest of the Holders.

TRUST ASSETS

     The Trust's assets primarily will consist of: (i) U.S. Treasury Securities, and (ii) the Contracts. The Trust may also make certain temporary investments. See "--Temporary Investments." For illustrative purposes only, the following chart shows the number of shares of XYZ Common that a Holder would receive for each STRYPES at various Maturity Prices. The chart assumes that there would be no adjustments to the number of shares of XYZ Common Stock deliverable under the Contracts by reason of the occurrence of any of the events described under "--The Contracts -- Dilution
Adjustments; Reorganization Events Causing a Termination of the Trust." There can be no assurance that the Maturity Price will be within the range
set forth below.  Given the Initial Price of $        per STRYPES and a
                                              -------
Threshold Appreciation Price of  $          , a Holder  would receive on  the
Maturity Date the following number of shares of XYZ Common Stock or amount of cash (in the event of the Cash Settlement Alternative) per STRYPES:

                Maturity Price of                  Number of Shares of
                XYZ Common Stock                     XYZ Common Stock                 Amount of Cash
                -----------------                  -------------------                --------------



     The following table sets forth information regarding the distributions to be received on the U.S. Treasury Securities, the portion of each year's distributions that will constitute a return of capital for United States Federal income tax purposes and the amount of original issue discount accruing on the U.S. Treasury Securities with respect to a Holder who acquires its STRYPES at the issue price from an Underwriter pursuant to the original offering. See "Certain United States Federal Income Tax Considerations."

                                                                                           Annual
              Annual Gross             Annual Gross                                     Inclusion of
              Distributions           Distributions                                    Original Issue
                from U.S.               from U.S.                Annual Return          Discount in
                Treasury         Treasury Securities per        of Capital per           Income per
  Year         Securities                STRYPES                    STRYPES               STRYPES
  ----        -------------      -----------------------        --------------         --------------
1996         $                   $                           $                        $

1997

1998


     The anticipated annual  distribution of $                per STRYPES  is
payable quarterly  on each             ,          ,         and             ,
commencing               , 1996.  Quarterly distributions on the STRYPES will
consist solely of the cash received from the U.S. Treasury Securities. The Trust will not be entitled to any dividends that may be declared on the XYZ Common Stock. See "Dividends and Distributions."

     There can be no assurance that the Trust will achieve its investment objective. In this regard, in determining the amount of its anticipated distributions, the Trust has estimated amounts necessary to pay expenses over the term of the Trust. A portion of the initial assets of the Trust will be used to purchase U.S. Treasury Securities with face amounts and maturities corresponding to the expenses anticipated to be incurred over the term of the Trust. To the extent that the Trust incurs unanticipated expenses, distributions to Holders will be reduced in order to pay such expenses.

ENHANCED YIELD; LESS POTENTIAL FOR EQUITY APPRECIATION THAN XYZ COMMON STOCK

     Although the yield on the STRYPES is higher than the current dividend yield on the XYZ Common Stock, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by an investment in the XYZ Common Stock. The value of the XYZ Common Stock receivable by Holders of the STRYPES at the Maturity Date will only exceed the Initial Price if the Maturity Price exceeds the Threshold Appreciation Price, which represents an appreciation of 20% of the Initial Price. Moreover, because a holder of each STRYPES will only receive 0.8333 shares of XYZ Common Stock if the Maturity Price exceeds the Threshold Appreciation Price, Holders of the STRYPES will only be entitled to receive upon exchange 83.33% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of the XYZ Common Stock in excess of the Threshold Appreciation Price.

THE COMPANY

     (description of the Company)

     The shares of XYZ Common Stock are traded on the NYSE. The following table sets forth, for the indicated periods, the reported high and low sales prices of the shares of XYZ Common Stock on the NYSE Composite Tape and the
cash dividends per share of XYZ Common Stock.  As of                  , 1996,
there were             record holders of the XYZ  Common Stock, including The
Depository Trust Company (the "Depositary") which holds shares of XYZ Common Stock on behalf of an indeterminate number of beneficial owners.

                                                                                    Dividend
                                             High                  Low              Per Share
                                             ----                  ---              ---------
1994
  2nd Quarter                          $                    $                    $
  3rd Quarter
  4th Quarter
1995
  1st Quarter
  2nd Quarter
  3rd Quarter
  4th Quarter
1996
  1st Quarter (through           ,
1996)


     Holders will not be entitled to rights with respect to the XYZ Common Stock (including, without limitation, voting rights and rights to receive dividends or other distributions in respect thereof) until receipt of the XYZ Common Stock by the Holders of STRYPES on the Maturity Date.

     The Company is subject to the information requirements of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). Accordingly, the Company files reports, proxy and information statements and other information with the Securities and Exchange Commission (the "Commission"). Copies of such material can be inspected and copied at the public reference facilities maintained by the Commission at the addresses specified under "Available Information." Reports, proxy and information statements and other information concerning the Company may also be inspected at the offices of the NYSE.

     THE COMPANY IS NOT AFFILIATED WITH THE TRUST, THE COMPANY WILL NOT RECEIVE ANY OF THE PROCEEDS FROM THE SALE OF THE STRYPES AND THE COMPANY HAS NO OBLIGATIONS WITH RESPECT TO THE STRYPES. THIS PROSPECTUS RELATES ONLY TO THE STRYPES OFFERED HEREBY AND DOES NOT RELATE TO THE COMPANY OR THE XYZ COMMON STOCK. THE COMPANY HAS FILED A REGISTRATION STATEMENT ON FORM S-3 WITH THE COMMISSION WITH RESPECT TO THE SHARES OF XYZ COMMON STOCK THAT MAY BE RECEIVED BY A HOLDER OF STRYPES ON THE MATURITY DATE. THE PROSPECTUS OF THE COMPANY (THE

"XYZ PROSPECTUS") CONSTITUTING A PART  OF SUCH REGISTRATION
STATEMENT INCLUDES INFORMATION RELATING TO THE COMPANY AND THE XYZ COMMON STOCK, INCLUDING CERTAIN RISK FACTORS RELEVANT TO AN INVESTMENT IN XYZ COMMON STOCK. THE XYZ PROSPECTUS IS BEING ATTACHED HERETO AND DELIVERED TO PROSPECTIVE PURCHASERS OF STRYPES TOGETHER WITH THIS PROSPECTUS FOR CONVENIENCE OF REFERENCE ONLY. THE XYZ PROSPECTUS DOES NOT CONSTITUTE A PART OF THIS PROSPECTUS, NOR IS IT INCORPORATED BY REFERENCE HEREIN.

THE CONTRACTS

     General. The Trust will enter into one or more Contracts with the Contracting Stockholder obligating the Contracting Stockholder to deliver to the Trust on the Maturity Date shares of XYZ Common Stock in accordance with the following Payment Rate Formula: (i) if the Maturity Price per share of XYZ Common Stock is greater than or equal to the Threshold Appreciation Price, the Contracting Stockholder will be obligated to deliver under its Contracts 0.8333 shares of XYZ Common Stock for each share of XYZ Common Stock subject to such Contracts, (ii) if the Maturity Price per share of XYZ Common Stock is less than the Threshold Appreciation Price but greater than the Initial Price, the Contracting Stockholder will be obligated to deliver under its Contracts a number of shares of XYZ Common Stock with an aggregate value equal to the product of the Initial Price times the initial number of shares of XYZ Common Stock subject to such Contracts and (iii) if the Maturity Price per share of XYZ Common Stock is less than or equal to the Initial Price, the Contracting Stockholder will be obligated to deliver under its Contracts a number of shares of XYZ Common Stock equal to the initial number of shares of XYZ Common Stock subject to such Contracts. Each Contract also provides that the Contracting may deliver, at the Contracting Stockholder's option, to the Trust on the Maturity Date an amount of cash equivalent to the value of the XYZ Common Stock deliverable pursuant to such Contract (the "Cash Settlement Alternative"). Each Contract will require a Contracting Stockholder, if it elects to deliver cash in lieu of shares of XYZ Common Stock to deliver cash in respect of all shares deliverable pursuant to such Contract.

     The "Maturity Price" means the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Maturity Date. The "Closing Price" of any security on any date of determination means the closing sale price (or, if no closing price is reported, the last reported sale price) of such security on the NYSE on such date or, if such security is not listed for trading on the NYSE on any such date, as reported in the composite transactions for the principal United States securities exchange on which such security is so listed, or if such security is not so listed on a United States national or regional securities exchange, as reported by The NASDAQ Stock Market, or, if such security is not so reported, the last quoted bid price for such security in the over-the-counter market as reported by the National Quotation Bureau or similar organization, or, if such bid price is not available, the market value of such security on such date as determined by a nationally recognized independent investment banking firm retained for this purpose by the Company. In the event that the Payment Rate Formula is adjusted as described under "--The Contracts--Dilution Adjustments" below, the Maturity Price is subject to adjustment to reflect the average Closing Price per share of XYZ Common Stock on a preadjusted basis. A "Trading Day" is defined as a day on which the security the Closing Price of which is being determined (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of such security.

     The purchase price under the Contracts is equal to $        per share of
XYZ  Common Stock  and $           in  the aggregate  and  is payable  to the
Contracting Stockholder by the  Trust on or about                ,  1996.  No
other consideration is payable by the Trust to the Contracting Stockholder in connection with its acquisition of the Contracts or the performance of the Contracts by the Contracting Stockholder.

     The Contracts will be valued by the Trust at fair value as determined in good faith at the direction of the Trustees (if necessary, through consultation with accountants, bankers and other specialists). See "Net Asset Value."

     Dilution Adjustments; Reorganization Events Causing a Termination of the Trust. The Payment Rate Formula is subject to adjustment if the Company shall: (i) pay a stock dividend or make a distribution with respect to XYZ Common Stock in shares of such stock; (ii) subdivide or split the outstanding shares of XYZ Common Stock into a greater number of shares; (iii) combine the outstanding shares of XYZ Common Stock into a smaller number of shares; (iv) issue by reclassification of shares of XYZ Common Stock any shares of common stock of the Company; (v) issue rights or warrants to all holders of XYZ Common Stock entitling them to subscribe for or purchase shares of XYZ Common Stock at a price per share less than the then current market price of the XYZ Common Stock (other than rights to purchase XYZ Common Stock pursuant to a plan for the reinvestment of dividends or interest); or (vi) pay a dividend or make a distribution to all Holders of XYZ Common Stock of evidences of its indebtedness or other assets (excluding any stock dividends or distributions referred to in clause (i) above or any cash dividends other than any Extraordinary Cash Dividends (as defined below)) or issue to all holders of XYZ Common Stock rights or warrants to subscribe for or purchase any of its securities (other than those referred to in clause (v) above (any such event described in clause (i), (ii), (iii), (iv), (v) or (vi), a "Dilution Event"). In the case of the events referred to in clauses (i), (ii), (iii) and (iv) above, the Payment Rate Formula shall be adjusted the Trust will receive on the Maturity Date, the number of shares of XYZ Common Stock which the Trust would have owned or been entitled to receive immediately following any event described above had such STRYPES been paid and discharged immediately prior to such event or any record date with respect thereto. Nevertheless, the Maturity Price shall equal the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding the Maturity Date. In the case of the event referred to in clause (v) above, the Payment Rate Formula shall be adjusted by multiplying each of the Share Components in the Payment Rate Formula in effect immediately prior to the date of issuance of the rights or warrants referred to in clause (v) above, by a fraction, of which the numerator shall be the number of shares of XYZ Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of XYZ Common Stock offered for subscription or purchase pursuant to such rights or warrants, and of which the denominator shall be the number of shares of XYZ Common Stock outstanding on the date of issuance of such rights or warrants, immediately prior to such issuance, plus the number of additional shares of XYZ Common Stock which the aggregate offering price of the total number of shares of XYZ Common Stock so offered for subscription or purchase pursuant to such rights or warrants would purchase at the market price (determined as the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to the date such rights or warrants are issued), which shall be determined by multiplying such total number of shares by the exercise price of such rights or warrants and dividing the product so obtained by such market price. To the extent that shares of XYZ Common Stock are not delivered after the expiration of such rights or warrants, the Payment Rate Formula shall be readjusted to the Payment Rate Formula which would then be in effect had such adjustments for the issuance of such rights or warrants been made upon the basis of delivery of only the number of shares of XYZ Common Stock actually delivered. In the case of the event referred to in clause (vi) above, the Payment Rate Formula shall be adjusted by multiplying each of the Share Components in the Payment Rate Formula in effect on the record date, by a fraction of which the numerator shall be the market price per share of XYZ Common Stock on the record date for the determination of stockholders entitled to receive the dividend or distribution referred to in clause (vi) above (such market price being determined as the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to such record date), and of which the denominator shall be such market price per share of XYZ Common Stock less the fair market value (as determined by the Board of Directors of the Company, whose determination shall be conclusive, and described in a resolution adopted with respect thereto) as of such record date of the portion of the assets or evidences of indebtedness to be distributed or of such subscription rights or warrants applicable to one share of XYZ Common Stock. An "Extraordinary Cash Dividend" means, with respect to any consecutive 12-month period, all cash dividends on the XYZ Common Stock during such period to the extent such dividends exceed on a per share basis 10% of the average Closing Price of the XYZ Common Stock over such period (less any such dividends for which a prior adjustment to the Payment Rate Formula was previously made). All adjustments to the Payment Rate Formula will be calculated to the nearest 1/10,000th of a share of XYZ Common Stock (or if there is not a nearest 1/10,000th of a share to the next lower 1/10,000th of a share). No adjustment in the Payment Rate Formula shall be required unless such adjustment would require an increase or decrease of at least one percent therein; provided, however, that any adjustments which by reason of the foregoing are not required to be made shall be carried forward and taken into account in any subsequent adjustment. If an adjustment is made to the Payment Rate Formula as described above, an adjustment will also be made to the Maturity Price solely to determine which of clauses (a),

(b) or (c) of the Payment Rate Formula will apply on the Maturity Date. The required adjustment to the Maturity Price will be made by multiplying each of the Closing Prices used in determining the Maturity Price by a fraction of which the numerator shall be the Share Component in clause
(c) of the Payment Rate Formula immediately after such adjustment described above and of which the denominator shall the Share Component in clause (c) of the Payment Rate Formula immediately before such adjustment described above. Each such adjustment to the Payment Rate Formula shall be made successively.

     No adjustments will be made for certain other events, such as offerings of XYZ Common Stock by the Company for cash or in connection with acquisitions. Likewise, no adjustments will be made for any sales of XYZ Common Stock by the Contracting Stockholder.

     IN THE EVENT A REORGANIZATION EVENT (AS DEFINED HEREIN) OCCURS, THE TRUST'S ASSETS WILL BE LIQUIDATED, THE NET ASSETS OF THE TRUST WILL BE DISTRIBUTED TO HOLDERS AND THE TERM OF THE TRUST WILL EXPIRE. In the event of (A) any consolidation or merger of the Company, or any surviving entity or subsequent surviving entity of the Company (a "Company Successor"), with or into another entity (other than a merger or consolidation in which the Company is the continuing corporation and in which the XYZ Common Stock outstanding immediately prior to the merger or consolidation is not exchanged for cash, securities or other property of the Company or another corporation), (B) any sale, transfer, lease or conveyance to another corporation of the property of the Company or any Company Successor as an entirety or substantially as an entirety, (C) any statutory exchange of securities of the Company or any Company Successor with another corporation (other than in connection with a merger or acquisition) or (D) any liquidation, dissolution or winding up of the Company or any Company Successor (any such event described in clause (A), (B), (C) or (D), a "Reorganization Event"), the term of the Trust will expire and the Payment
Rate Formula will be  adjusted such that, within approximately        days of
the Reorganization Event, the Trust will receive for each share of XYZ Common Stock subject to such Contracts cash in an amount equal to: (i) if the Transaction Value (as defined below) is less than the Threshold Appreciation Price but equal to or greater than the Initial Price, the Initial Price, (ii) if the Transaction Value is greater than or equal to the Threshold Appreciation Price, 0.8333 multiplied by the Transaction Value and (iii) if the Transaction Value is less than the Initial Price, the Transaction Value. "Transaction Value" means (i) for any cash received in any such Reorganization Event, the amount of cash received per share of XYZ Common Stock, (ii) for any property other than cash or Marketable Securities received in any such Reorganization Event, an amount equal to the market value on the date the Reorganization Event is consummated of such property received per share of XYZ Common Stock as determined by a nationally recognized independent investment banking firm retained for this purpose by the Contracting Stockholder and (iii) for any Marketable Securities received in any such Reorganization Event, an amount equal to the Closing Price per share of such securities on the date of the Reorganization Event, multiplied by the number of such securities received for each share of XYZ Common Stock. "Marketable Securities" means any securities listed on a U.S. national securities exchange or reported by The NASDAQ Stock Market, but shall not include any such securities that by their terms mature, expire or are callable by the issuer thereof prior to the Maturity Date. Notwithstanding the foregoing, if any Marketable Securities are received in such Reorganization Event, then in lieu of delivering cash as provided above, the Contracting Stockholder may at its option deliver an equivalent value of such marketable securities received in such Reorganization Event, determined in accordance with clause (iii) above. If the Contracting Stockholder elects to deliver Marketable Securities, Holders will be responsible for the payment of any and all brokerage and other transaction costs upon the sale of such securities.

     If a Reorganization Event occurs, the U.S. Treasury Securities will be sold by the Trust, and the proceeds therefrom will be distributed along with the cash realized upon the Reorganization Event after providing for any expenses of the Trust.

     The Trust is required, within ten Business Days following the occurrence of a Dilution Event or a Reorganization Event (or if the Trust is not aware of such occurrence, as soon as practicable after becoming so aware), to provide written notice to the Holders of the occurrence of such event and a statement in reasonable detail setting forth the adjusted Payment Rate Formula and the method by which the adjustment to the Payment Rate Formula was determined. In the case of a Reorganization Event, such notice will also indicate the Payment Rate and the date upon which the Trust will terminate. In the case of a Dilution Event, in respect of any adjustment to the Maturity Price, such notice will only disclose the factor by which each of the Closing Prices used in determining the Maturity Price is so multiplied in order to determine the Payment Rate on the Maturity Date. In the event of a Dilution Event, it will not be possible to determine the Payment Rate until the Maturity Date with respect to such Dilution Event.

     Collateral Requirements of the Contracts. The Contracting Stockholder's obligations under each Contract will be secured by a security interest in 1.0 share of XYZ Common Stock for each share of XYZ Common Stock subject to such Contract pursuant to a Security and Pledge Agreement between the Contracting Stockholder and the Custodian, as collateral agent. Unless the Contracting Stockholder is in default in its obligations under the Security and Pledge Agreement, the Contracting Stockholders will be permitted to substitute for the pledged shares of XYZ Common Stock collateral consisting of short-term, direct obligations of the U.S. Government. Any U.S. Government obligations pledged as substitute collateral will be required to have an aggregate market value at the time of substitution and at daily mark-to-market valuations thereafter of not less than % of the product of the market price of the XYZ Common Stock at the time of each valuation times the number of shares of XYZ Common Stock for which such obligations are being substituted.

     In the event a Default (as defined herein) occurs, the Trust's assets will be liquidated, the net assets of the Trust will be distributed to the Holders and the term of the Trust will expire. Failure by the Contracting Stockholder to provide additional U.S. Government obligations to cover any collateral shortfall, or the bankruptcy or insolvency of the Contracting Stockholder (each such event, a "Default"), will cause an automatic acceleration of the Contracting Stockholder's obligations under the Contracts. In any such Default, or in the event that by the Maturity Date any substitute collateral has not been replaced by a number of shares of XYZ Common Stock sufficient to meet the obligations under any Contract, the Custodian will (i) liquidate any U.S. Government obligations pledged under the Security and Pledge Agreement and (ii) distribute to the Trust for distribution pro rata to the Holders, with respect to the Contracting Stockholder's Contracts, any shares of XYZ Common Stock then pledged by the Contracting Stockholder, together with the net proceeds of the liquidation of the U.S. Government obligations then pledged by the Contracting Stockholder in an amount equal to the market value at such time of a number of shares of XYZ Common Stock equal to the difference between the maximum number of shares of XYZ Common Stock subject to the Contracting Stockholder's Contracts less the number of such shares pledged at such time. Any net proceeds from the liquidation of such U.S. Government obligations remaining after such distribution and after payment of any expenses or other amounts owed by the Contracting Stockholder will be returned to the Contracting Stockholder. The Security and Pledge Agreement will provide that, in the event of a Reorganization Event, the Contracting Stockholder will pledge as security for its obligations under the Contracts the consideration received by it in the Reorganization Event in respect of the maximum number of shares of XYZ Common Stock subject to its Contracts, except that, for consideration other than cash or marketable securities, the Contracting Stockholder will be required to pledge cash in the amount of the Transaction Value of such consideration.

     Description  of Contracting Stockholder.  The Contracting Stockholder is
                 . (The Contracting Stockholder may be an institutional investor, individual, a trust, foundation or other entity through which such individual holds its shares of XYZ Common Stock. A brief description of the Contracting Stockholder will be added by amendment. Specific information on the holdings of the Contracting Stockholder, as required by the Securities Act of 1933, as amended (the "1933 Act"), will be included in Appendix A to this prospectus.)

TEMPORARY INVESTMENTS

     For cash management purposes, the Trust may invest the proceeds of the U.S. Treasury Securities and any other cash held by the Trust in short-term obligations of the U.S. Government maturing no later than the business day preceding the next following distribution date.

TRUST TERMINATION; NO FRACTIONAL SHARES OF XYZ COMMON STOCK

     The Trust will terminate on or shortly after the Maturity Date, except if terminated earlier under certain limited circumstances. Within
approximately           business days after  the Maturity Date  following the
payment of any remaining expenses of the Trust, the shares of XYZ Common Stock and/or cash to be received pursuant to the Contracts and any other remaining assets of the Trust will be distributed pro rata to Holders. Each Holder will receive the  greatest number of whole shares of  XYZ Common Stock allocable to its STRYPES, plus the cash value, based on the Maturity Price, of any fractional shares so allocable. Although the Trust has adopted a fundamental policy that it will not dispose of the Contracts prior to the Maturity Date, under certain circumstances the Contracts may terminate prior to such Date. In the event the Company is the subject of a Reorganization Event, the Trust's assets will be liquidated, the net assets of the Trust will be distributed to Holders and the term of the Trust will expire. See "Investment Objective and Policies--The Contracts--Dilution Adjustments; Reorganization Event Causing Termination of the Trust." The Trust will also terminate prior to the Maturity Date in the event of a Default by the Contracting Stockholder.


                           INVESTMENT RESTRICTIONS

     The  Trust  has adopted  a  fundamental policy  that the  Trust  may not purchase any securities or instruments other than the U.S. Treasury Securities, the Contracts and the XYZ Common Stock or other assets received pursuant to the Contracts and, for cash management purposes, short-term obligations of the U.S. Government; issue any securities or instruments except for the STRYPES; make short sales or purchase securities on margin; write put or call options; borrow money; underwrite securities; purchase or sell real estate, commodities or commodities contracts; or make loans. The Trust has adopted a fundamental policy to invest at least 65% of its portfolio in the Contracts. The Trust has also adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, except to the extent necessary to pay expenses of the Trust or if the Trust terminates prior to the Maturity Date due to the occurrence of a Reorganization Event, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.


                                 RISK FACTORS

NO ACTIVE PORTFOLIO MANAGEMENT

     It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that, except to the extent necessary to pay expenses of the Trust or if the Trust terminates prior to the Maturity Date due to the occurrence of a Reorganization Event or a Default by the Contracting Stockholder, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. As a result, the Trust will continue to hold the Contracts despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company. The Trust will not be managed like a typical closed-end investment company.

ABSENCE OF TRADING HISTORY; MARKETABILITY; POSSIBILITY OF THE STRYPES TRADING AT A DISCOUNT FROM NET ASSET VALUE

     STRYPES have no trading history and it is not possible to predict how they will trade in the secondary market. The trading price of the STRYPES may vary considerably prior to the Maturity Date due to, among other things, fluctuations in the price of the XYZ Common Stock (which may occur due to changes in the Company's financial condition, results of operations or prospects, or because of complex and interrelated political, economic, financial and other factors that can affect the capital markets generally, the stock exchanges or quotation systems on which the XYZ Common Stock is traded and the market segment of which the Company is a part) and fluctuations in interest rates and other factors that are difficult to predict and beyond the Trust's control.

     The Underwriters currently intend, but are not obligated, to make a market in the STRYPES. There can be no assurance that a secondary market will develop or, if a secondary market does develop, that it will provide the Holders of the STRYPES with liquidity of investment or that it will continue for the life of the STRYPES. Application will be made to list the STRYPES on the NYSE. Assuming the acceptance of such application, there can be no assurance that the STRYPES will not later be delisted or that trading in the STRYPES on the NYSE will not be suspended. In the event of a delisting or suspension of trading on such exchange, the Trust will apply for listing of the STRYPES on another national securities exchange or for quotation on
another trading  market.   If the

STRYPES are not listed or traded on any securities exchange or trading market, or if trading of the STRYPES is suspended, pricing information for the STRYPES may be more difficult to obtain, and the price and liquidity of the STRYPES may be adversely affected.

     The Trust is a newly organized closed-end investment company with no previous operating history. Shares of closed-end investment companies frequently trade at a discount from their net asset value, which is a risk separate and distinct from the risk that the Trust's net asset value will decrease. The Trust cannot predict whether the STRYPES will trade at, below or above their net asset value. The risk of purchasing investments that might trade at a discount is more pronounced for investors who wish to sell their investments in a relatively short period of time after completion of the Trust's initial public offering because for those investors realization of a gain or loss on their investments is likely to be more dependent upon the existence of a premium or discount than upon portfolio performance. STRYPES are not subject to redemption.

DILUTION ADJUSTMENTS; STOCKHOLDER RIGHTS

     The number of shares of XYZ Common Stock that the Trust is entitled to receive at the termination of the Trust is subject to adjustment for certain events arising from stock splits and combinations, stock dividends and certain other actions of the Company that modify its capital structure. See "Investment Objective and Policies--The Contracts--Dilution Adjustments." Such number of shares to be received by the Trust may not be adjusted for other events, such as offerings of XYZ Common Stock for cash or in connection with acquisitions, that may materially and adversely affect the price of the XYZ Common Stock and, because of the relationship of the amount to be received pursuant to the Contracts to the price of the XYZ Common Stock, such other events may materially and adversely affect the trading price of the STRYPES. There can be no assurance that the Company will not take any of the foregoing actions, or that it will not make offerings of, or that major shareholders will not sell any, XYZ Common Stock in the future, or as to the amount of any such offerings or sales. Neither the Company nor the Contracting Stockholder have any obligation to consider the interests of the Holders of the STRYPES for any reason. In addition, until the receipt of the XYZ Common Stock by Holders as a result of the exchange of the STRYPES for the XYZ Common Stock, Holders will not be entitled to any rights with respect to the XYZ Common Stock (including without limitation voting rights and the rights to receive any dividends or other distributions in respect thereof).

LIMITED TERM

     The Trust will have a limited term of three years and will terminate on or shortly after the Maturity Date, unless the Trust is terminated earlier under certain limited circumstances. On or shortly after the Maturity Date, the Trust will distribute the shares of XYZ Common Stock received by the Trust pursuant to the Contracts and other net assets held by the Trust pro rata to Holders and terminate shortly thereafter. In the event the Company is the subject of a Reorganization Event, the Trust's assets will be liquidated, the net assets of the Trust will be distributed to Holders and the term of the Trust will expire. The Trust will also expire in the event of a Default by the Contracting Stockholder.

NON-DIVERSIFIED PORTFOLIO

     The Trust's assets will consist almost entirely of the Contracts and the U.S. Treasury Securities. As a result, investments in the Trust may be subject to greater risk than would be the case for a company with a more diversified portfolio of investments.

COMPARISON TO OTHER EQUITY SECURITIES; RELATIONSHIP TO XYZ COMMON STOCK

     The terms of the STRYPES are similar to those of ordinary equity securities in that the value of the XYZ Common Stock (or, pursuant to the option of the Contracting Stockholder, the amount of cash) that a holder of a STRYPES will receive on the Maturity Date is not fixed, but is based on the Maturity Price of the XYZ Common Stock (see "Description of the STRYPES"). THERE CAN BE NO ASSURANCE THAT SUCH AMOUNT RECEIVABLE BY THE HOLDER ON THE MATURITY DATE WILL BE EQUAL TO OR GREATER THAN THE ISSUE PRICE OF THE
STRYPES.   IF THE MATURITY

PRICE OF THE  XYZ COMMON  STOCK IS LESS  THAN THE
INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE MATURITY DATE WILL BE LESS THAN THE INITIAL PRICE, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. ACCORDINGLY, A HOLDER OF STRYPES ASSUMES THE RISK THAT THE MARKET VALUE OF THE XYZ COMMON STOCK MAY DECLINE, AND THAT SUCH DECLINE COULD BE SUBSTANTIAL. REFERENCE IS MADE TO THE ACCOMPANYING PROSPECTUS OF THE COMPANY, INCLUDING THE INFORMATION UNDER THE CAPTION "RISK FACTORS" THEREIN.

     The trading prices of the STRYPES in the secondary market will be affected by the trading prices of the XYZ Common Stock in the secondary market. It is impossible to predict whether the price of XYZ Common Stock will rise or fall. Trading prices of XYZ Common Stock will be influenced by the Company's operating results and prospects and by economic, financial and other factors and market conditions that can affect the capital markets generally, including the level of, and fluctuations in, the trading prices of stocks generally and sales of substantial amounts of XYZ Common Stock in the market subsequent to the offering of the STRYPES or the perception that such sales could occur.

LIMITATIONS ON OPPORTUNITY FOR EQUITY APPRECIATION; POTENTIAL LOSSES

     The opportunity for equity appreciation afforded by an investment in the STRYPES is less than the opportunity for equity appreciation afforded by a direct investment in the XYZ Common Stock, because the amount receivable by a Holder on the Maturity Date will only exceed the Initial Price if the
Maturity Price of the XYZ Common Stock exceeds the Threshold Appreciation Price (which represents an appreciation of 20% over the Initial Price). Moreover, Holders of the STRYPES will only be entitled to receive on the Maturity Date 83.33% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation of the value of XYZ Common Stock in excess of the Threshold Appreciation Price. In addition, there can be no assurance that the yield on the STRYPES will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust.

NO STOCKHOLDER RIGHTS

     Holders of the STRYPES will not be entitled to any rights with respect to the XYZ Common Stock (including, without limitation, voting rights and rights to receive any dividends or other distributions in respect thereof) until receipt of the XYZ Common Stock on the Maturity Date. For example, in the event that amendment is proposed to the Articles of Incorporation or By-Laws of the Company and the record date for determining the stockholders of record entitled to vote on such amendment occurs prior to such delivery, Holders of the STRYPES will not be entitled to vote on such amendment.

     The Contracting Stockholder is not responsible for the determination or calculation of the amount receivable by Holders of the STRYPES at maturity. The Contracts between the Trust and the Contracting Stockholder is a commercial transaction and does not create any rights in, or for the benefit of, any third party, including any holder of STRYPES.

TAX MATTERS

     Holders will experience a taxable event upon the exchange of STRYPES to the extent the Contracting Stockholder elects the Cash Settlement Alternative. Because of an absence of authority as to the proper character of any gain or loss resulting from such a taxable event, the ultimate tax consequences to Holders as a result of the Contracting Stockholder electing the Cash Settlement Alternative is uncertain. Accordingly, prospective investors in the STRYPES should consult their own tax advisers in this regard. Investors should also consult their own tax advisers concerning the proper treatment of their pro rata share of the Trust's fees and expenses, and the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction. The tax consequences of investing in the STRYPES are described in greater detail under "Certain United States Federal Income Tax Considerations."

                          DESCRIPTION OF THE STRYPES

     Each STRYPES represents an equal proportional beneficial interest in the Trust, and a total of 1,000,000 STRYPES will be issued in the Offering, assuming no exercise of the Underwriters' over-allotment options. Upon liquidation of the Trust, Holders are entitled to share pro rata in the net assets of the Trust available for distribution. STRYPES have no preemptive, redemption or conversion rights. The STRYPES, when issued and outstanding, will be fully paid and nonassessable.

     Holders are entitled to one vote for each STRYPES held on all matters to be voted on by Holders and are not able to cumulate their votes in the election of Trustees. The Trustees of the Trust have been selected initially
by                                  as the initial  Holder of the Trust.  The
Trust intends to hold annual meetings as required by the rules of the NYSE. The Holders have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding STRYPES, to remove a Trustee. The Trustees will call a meeting of Holders to vote on the removal of a Trustee upon the written request of the record Holders of 10% of the STRYPES or to vote on other matters upon the written request of the record Holders of 51% of the STRYPES (unless substantially the same matter was voted on during the preceding 12 months).

BOOK-ENTRY SYSTEM

     The STRYPES will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of a nominee of the Depositary.

     The Depositary  has advised the  Trust and the Underwriters  as follows:
The Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities of persons who have accounts with the Depositary ("participants") and to facilitate the clearance and settlement of securities transactions among its participants in such securities through electronic book-entry changes in accounts of the participants, thereby eliminating the need for physical movement of certificates. Such participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

     Upon the issuance of a Global Security, the Depositary or its nominee will credit the respective STRYPES represented by such Global Security to the accounts of participants. The accounts to be credited shall be designated by the Underwriters. Ownership of beneficial interests in such Global Securities will be limited to participants or persons that may hold interests through participants. Ownership of beneficial interests by participants in such Global Securities will be shown on, and the transfer of those ownership interests will be effected only through, records maintained by the Depositary or its nominee for such Global Securities. Ownership of beneficial interests in such Global Securities by persons that hold through participants will be shown on, and the transfer of that ownership interest within such participant will be effected only through, records maintained by such participant. The laws of some jurisdictions require that certain purchasers of securities take physical delivery of such securities in definitive form. Such limits and such laws may impair the ability to transfer beneficial interests in a Global Security.

     So long as the Depositary for a Global Security, or its nominee, is the registered owner of such Global Security, such Depositary or such nominee, as the case may be, will be considered the sole owner or holder of the STRYPES. Except as set forth below, owners of beneficial interests in such Global Securities will not be entitled to have the STRYPES registered in their names and will not receive or be entitled to receive physical delivery of the STRYPES in definitive form and will not be considered the owners or Holders thereof.

     Payment of shares of XYZ Common Stock or amounts payable or other consideration deliverable on exchange of, and any quarterly distributions on, STRYPES registered in the name of or held by the Depositary or its nominee will be made to the Depositary or its nominee, as the case may be, as the registered owner or the holder of the Global Security. None of the Trust, any Trustee, the Paying Agent or the Custodian for the STRYPES will have any responsibility or liability for any aspect of the records relating to, or payments made on account of, beneficial ownership interests in a Global Security or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests.

     The Trust expects that the Depositary, upon receipt of any payment in respect of a permanent Global Security, will credit immediately participants' accounts with payments in amounts proportionate to their respective beneficial interests in the principal amount of such Global Security as shown on the records of the Depositary. The Trust also expects that payments by participants to owners of beneficial interests in such Global Security held through such participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name," and will be the responsibility of such participants.

     A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and a successor depositary is not appointed by the Trust within ninety days, the Trust will issue STRYPES in definitive registered form in exchange for the Global Security representing such STRYPES. In addition, the Trust may at any time and in its sole discretion determine not to have any STRYPES represented by one or more Global Securities and, in such extent, will issue STRYPES in definitive form in exchange for all of the Global Securities representing the STRYPES. Further, if the Trust so specifies with respect to the STRYPES, an owner of a beneficial interest in a Global Security representing STRYPES may, on terms acceptable to the Trust and the Depositary for such Global Security, receive STRYPES in definitive form. In any such instance, an owner of a beneficial interest in a Global Security will be entitled to physical delivery in definitive form of STRYPES represented by such Global Security equal in number to that represented by such beneficial interest and to have such STRYPES registered in its name.


                            TRUSTEES AND OFFICERS

     The Trustees of the Trust  consist of        individuals,        of whom
are not "interested persons" of the Trust as defined in the Investment Company Act. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

     The Trustees and Officers of the Trust are:
















COMPENSATION OF TRUSTEES

     The Trust  will pay each unaffiliated Trustee a  fee of $       per year
plus $       per meeting attended and pays all Trustees' actual out-of-pocket expenses relating to attendance at meetings; the Trust also pays an annual fee of $ to members of its audit committee and pays all Trustees' actual out-of-pocket expenses relating to attendance at meetings. The Trustees will not receive any pension or retirement benefits from the Trust. None of the Trustees receives any compensation for serving as a trustee or director of any other affiliated investment company.

     The following table sets forth for the calendar year ended December 31, 1995 the aggregate compensation paid by all investment companies advised by (
 ) and its affiliates ("(__________) Advised Funds") to the non-interested Trustees.

                                             TOTAL COMPENSATION FROM
                                             (       ) ADVISED FUNDS
     NAME OF TRUSTEE                              PAID TO TRUSTEES/(1)/
     ---------------                         -------------------------




_______________
/(1)/     In addition  to the  Trust, the  Trustees served  on the  boards of
          other (      ) Advised Funds as follows:


                           MANAGEMENT ARRANGEMENTS

PORTFOLIO MANAGEMENT AND ADMINISTRATION

     The Trust will be internally managed and will not have an investment adviser. The Trust's portfolio will not be actively managed. The Managing Trustee will negotiate the terms of the Contracts and select the U.S. Treasury Securities proposed for purchase by the Fund in accordance with and subject to the terms of the Declaration of Trust. The Trustees of the Trust will authorize the purchase of the Contracts and the U.S. Treasury Securities as directed by the Declaration of Trust. It is a fundamental policy of the Trust that the Contracts may not be disposed of during the term of the Trust and that, except to the extent necessary to pay expenses of the Trust or if the Trust terminates prior to the Maturity Date due to the occurrence of a Reorganization Event, the U.S. Treasury Securities may not be disposed of prior to their respective maturities.

     The Trust pays all expenses incurred in the operation of the Trust, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Custodian (as defined below) and the Paying Agent (as defined below), expenses of registering the STRYPES under federal and state securities laws, Commission fees, fees and expenses of Trustees, accounting and pricing costs, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, mailing and other expenses properly payable by the Trust.

ADMINISTRATOR

     The day-to-day affairs of the Trust will be managed by                 ,
as Trust Administrator pursuant to an Administration Agreement. Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator, including without limitation, the duties to: (i) receive invoices for and pay, or cause to be paid, all expenses incurred by the Trust; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than the independent public accountants for the Trust); (iii) instruct the Paying Agent to pay distributions on STRYPES as described herein; (iv) prepare and mail, file or publish all notices, proxies, reports, tax returns and other communications and documents, and keep all books and records, for the Trust; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce the rights and remedies of the Trust; and
(vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders of STRYPES. The Administrator will not, however, select the independent public accountants for the Trust or sell or otherwise dispose of the Trust assets (except in connection with an acceleration of the

Contracts  as  described   under  "Investment  Objective   and  Policies--The
Contracts--Collateral Requirements of the Contracts", or the settlement of the Contracts at the Maturity Date, or upon a Reorganization Event).

     The Administration Agreement may be terminated by either the Trust or the Administrator upon 60 days' prior written notice, except that no termination shall become effective until a successor Administrator has been chosen and has accepted the duties of the Administrator.

     Except for its roles as Administrator, custodian, paying agent, registrar and transfer agent of the Trust, and except for its role as
Collateral Agent under the Collateral Agreements,                has no other
affiliation with, and is not engaged in any other transactions with, the Trust.

     The address of the Administrator is                     .

CUSTODIAN

     The Trust's custodian (the "Custodian") is pursuant to a custodian agreement (the "Custodian Agreement"). In the event of any termination of the Custodian Agreement by the Trust or the resignation of the Custodian, the Trust must engage a new Custodian to carry out the duties of the Custodian as set forth in the Custodian Agreement. Pursuant to the Custodian Agreement, all net cash received by the Trust will be invested by the Custodian in short-term U.S. Government securities maturing on or shortly before the next quarterly distribution date. The Custodian will also act as collateral agent under the Security and Pledge Agreement and will hold a perfected security interest in the XYZ Common Stock and U.S. Treasury Securities or other assets consistent with the terms of the Contracts pledged thereunder.

PAYING AGENT

     The transfer agent, registrar and  paying agent (the "Paying Agent") for
the STRYPES  is                        pursuant to  a paying  agent agreement
(the "Paying Agent Agreement"). In the event of any termination of the Paying Agent Agreement by the Trust or the resignation of the Paying Agent, the Trust will use its best efforts to engage a new Paying Agent to carry out the duties of the Paying Agent.

INDEMNIFICATION

     The Trust will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian, with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) which it may incur in acting as Trustee, Administrator, Paying Agent or Custodian, as the case may be, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits such indemnification.

ESTIMATED EXPENSES

     The Trust will pay at its inception to each of the Administrator, the Custodian and the Paying Agent, a one-time, up-front amount in respect of its fee. The anticipated Trust expenses include, among other things, expenses for legal and independent accountants' services, costs of printing proxies, STRYPES certificates and Holder reports, expenses of the Trustees, fidelity bond coverage, stock exchange listing fees and expenses of qualifying the STRYPES for sale in the various states. Organization costs of the Trust in
the amount of  $        , offering costs  estimated to be $         , and the
aggregate of the one-time, up-front payments described above in the amount of
$        , will be paid  from the proceeds of the offering of the STRYPES.  A portion of the initial assets of the Trust will be used to purchase U.S. Treasury Securities with face amounts and maturities corresponding to the anticipated expenses over the term of the Trust. To the extent that the Trust incurs unanticipated expenses, distributions to Holders will be reduced in order to pay such expenses.

                         DIVIDENDS AND DISTRIBUTIONS

     The Trust intends to distribute to Holders on a quarterly basis the proceeds of the U.S. Treasury Securities held by the Trust, net of any Trust expenses. The first distribution, reflecting the Trust's operations from the
date of the Offering,  will be made  on                ,  1996 to Holders  of
record as of             , 1996.   Thereafter, distributions will be  made on
         ,             ,            and            of each year to Holders of
record as of each              ,             ,            and               ,
respectively. In determining the amount of its anticipated distributions the Trust has estimated amounts necessary to pay expenses over the term of the Trust. To the extent that the Trust incurs unanticipated expenses, distributions to Holders will be reduced in order to pay such expenses. Upon termination of the Trust as described in "Investment Objective and Policies-- Trust Termination; No Fractional Shares of XYZ Common Stock," each Holder will share pro rata in any remaining net assets of the Trust.


                               NET ASSET VALUE

     The net asset value of the STRYPES will be calculated by the Trust no less frequently than quarterly by dividing the value of the net assets of the Trust (the value of its assets less its liabilities) by the total number of STRYPES outstanding. The Trust's net asset value will be published semi-annually as part of the Trust's semi-annual report to Holders and at such other times as the Trustees may determine. The U.S. Treasury Securities held by the Trust will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as determined in good faith by the Trust under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contracts will be valued at the mean of the bid prices received by the Trust from at least three independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contracts and with terms comparable thereto.


           CERTAIN UNITED STATES FEDERAL INCOME TAX CONSIDERATIONS

     Set forth in full below is the  opinion of Brown & Wood, counsel to  the
Trust, as to certain United States Federal income tax consequences of the purchase, ownership and disposition of the STRYPES. Such opinion is based upon laws, regulations, rulings and decisions now in effect, all of which are subject to change (including retroactive changes in effective dates) or possible differing interpretations. The discussion below deals only with STRYPES held as capital assets and does not purport to deal with persons in special tax situations, such as financial institutions, insurance companies, regulated investment companies, dealers in securities or currencies, tax-exempt entities, or persons holding STRYPES as a hedge against currency risks or as a position in a "straddle" for tax purposes. It also does not deal with Holders of STRYPES other than original purchasers thereof (except where otherwise specifically noted herein). Moreover, the discussion below does not address the tax consequences of ownership of the XYZ Common Stock or Marketable Securities. The following discussion also does not address the tax consequences of investing in the STRYPES arising under the laws of any state, local or foreign jurisdiction. Persons considering the purchase of the STRYPES should consult their own tax advisors concerning the application of the United States Federal income tax laws to their particular situations as well as any consequences of the purchase, ownership and disposition of the STRYPES arising under the laws of any other taxing jurisdiction.

     As used herein, the term "U.S. Holder" means a beneficial owner of STRYPES that is for United States Federal income tax purposes (i) a citizen or resident of the United States, (ii) a corporation, a partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States Federal income taxation regardless of its source. As used herein, the term "non-U.S. Holder" means a beneficial owner of STRYPES that is not a U.S. Holder.

CLASSIFICATION OF THE TRUST

     The Trust will be classified as a grantor trust under subpart E, Part I of subchapter J of the Internal Revenue Code of 1986, as amended (the "Code"). As such, Holders of the STRYPES will be treated for United States Federal income tax purposes as owners of a pro rata undivided interest in the Trust's assets which will consist of the U.S. Treasury Securities and the Contracts. Accordingly, each Holder will be required to report on its United States Federal income tax return its pro rata share of the entire income on the Trust's assets in accordance with such Holder's regular method of tax accounting.

U.S. HOLDERS

     As previously discussed, each U.S. Holder will be considered the owner of its pro rata portion of the U.S. Treasury Securities and the Contracts held by the Trust. The cost to a U.S. Holder of its STRYPES (net of its pro rata portion of the one-time fees payable to the Custodian and the Paying Agent) will be allocated among such U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contracts (in proportion to the relative fair market values thereof on the date on which the U.S. Holder acquires its STRYPES) in order to determine the U.S. Holder's initial tax basis in the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contracts. It is currently anticipated that (17%) and (83%) of the net proceeds of the offering will be used by the Trust to purchase the U.S. Treasury Securities and as payments under the Contracts, respectively.

     The U.S. Treasury Securities held by the Trust will be treated for United States Federal income tax purposes as having original issue discount which will accrue over the term of the U.S. Treasury Securities. In general, a U.S. Holder will be treated as having purchased each U.S. Treasury Security held by the Trust with original issue discount in an amount equal to the excess of the U.S. Holder's pro rata portion of the amount payable on such U.S. Treasury Security over the Holder's initial tax basis therefor as discussed above. A U.S. Holder (whether on the cash or accrual method of tax accounting) will be required to include such original issue discount in income for United States Federal income tax purposes as it accrues in accordance with a constant yield method. Because it is expected that 20% or more of the holders of STRYPES will be accrual basis taxpayers, original issue discount on any short-term U.S. Treasury Securities (i.e., any U.S. Treasury Security with a maturity of one year or less from the date it is purchased by the Trust) held by the Trust will also be currently includable in income by U.S. Holders as it accrues on a straight-line basis (unless a U.S. Holder elects to accrue such original issue discount on a constant yield basis). A U.S. Holder's tax basis in its pro rata portion of a U.S. Treasury Security will be increased by the amount of any original issue discount included in income by the U.S. Holder with respect to such U.S. Treasury Security (as described above).

     Each U.S. Holder will also be treated as having entered into a pro rata portion of the Contracts. Under current law, a U.S. Holder will not be required to recognize any income, gain or loss with respect to the Contracts until the Maturity Date. On the Maturity Date, if the Contracting Stockholder delivers XYZ Common Stock pursuant to the Contracts, a U.S. Holder will generally not realize any taxable gain or loss upon the receipt of such XYZ Common Stock. However, a U.S. Holder will generally be required to recognize taxable gain or loss with respect to any cash received in lieu of fractional shares. The amount of such gain or loss recognized by a U.S. Holder will be equal to the difference, if any, between the amount of cash received by the U.S. Holder and the portion of the U.S. Holder's tax basis in the Contracts that is allocable to the fractional shares. Any such taxable gain or loss will be treated as short-term capital gain or loss. A U.S. Holder will have an initial tax basis in any XYZ Common Stock received thereby on the Maturity Date in an amount equal to the U.S. Holder's tax basis in the Contracts less the portion of such tax basis that is allocable to any fractional shares (as described above) and will realize taxable gain or loss with respect to any such XYZ Common Stock received thereby on the Maturity Date only upon the subsequent sale or disposition by the U.S. Holder of such XYZ Common Stock. In addition, a U.S. Holder's holding period for any XYZ Common Stock received by such U.S. Holder on the Maturity Date will begin on the day immediately following the Maturity Date and will not include the period during which the U.S. Holder held the related STRYPES.

     Alternatively, if the Contracting Stockholder satisfies the Contracts in cash on the Maturity Date, a U.S. Holder will recognize taxable gain or loss on the Maturity Date with respect to the Contracts in an amount equal to the difference, if any, between the total amount of cash received by such U.S. Holder on the Maturity Date and an amount equal to the U.S. Holder's tax basis in the Contracts. It is uncertain whether such gain or loss would be treated as capital or ordinary. If such gain or loss is properly treated as capital, then such gain or loss will be treated as long-term capital gain or loss if the STRYPES has been held by the U.S. Holder for more than one year
as  of the  Maturity Date.    If such  gain or  loss is  properly  treated as
ordinary gain or loss, it is possible that the deductibility of any loss recognized on the Maturity Date with respect to the Contracts by a U.S. Holder who is an individual could be subject to the limitations applicable to miscellaneous itemized deductions provided for under Section 67(a) of the Code. In general, Section 67(a) of the Code provides that an individual may only deduct miscellaneous itemized deductions for a particular taxable year to the extent that the aggregate amount of the individuals's miscellaneous itemized deductions for such taxable year exceed two percent of the individual's adjusted gross income for such taxable year (the miscellaneous itemized deductions and other itemized deductions allowable to high-income individuals, however, are generally subject to further limitations under
Section  68  of the  Code).   Prospective  investors in  the STRYPES  who are
individuals should also be aware that miscellaneous itemized deductions are not allowable in computing the United States Federal alternative minimum tax
imposed by Section 55 of the Code.   Prospective investors in the STRYPES are
urged to consult their own tax advisors concerning the character of any gain or loss realized on the Maturity Date with respect to the Contracts in the event that the Contracting Stockholder elects to satisfy its obligations under the Contracts in cash on the Maturity Date as well as the deductibility of any such loss.

     In the event that some of the Contracting Stockholder satisfies its obligations under the Contracts with XYZ Common Stock and others satisfy their obligations under the Contracts with cash, a U.S. Holder would be required to apply the foregoing rules to the STRYPES held thereby on a pro rata basis in proportion to the amount of XYZ Common Stock and cash received thereby.

     Upon the sale or other disposition of a STRYPES prior to the Maturity Date, a U.S. Holder generally will be required to allocate the total amount realized by such U.S. Holder upon such sale or other disposition between the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contracts based upon their relative fair market values (as determined on the date of disposition). A U.S. Holder will generally be required to recognize taxable gain or loss with respect to each such component (i.e., the U.S. Holder's pro rata portion of the U.S. Treasury Securities and the Contracts) in an amount equal to the difference, if any, between the amount realized with respect to each such component upon the sale or disposition of the STRYPES (as determined in the manner described above) and the U.S. Holder's adjusted tax basis in each such component. Any such gain or loss will generally be treated as long-term capital gain or loss if the U.S. Holder has held the STRYPES for more than one year at the time of disposition.

     An individual U.S. Holder who itemizes deductions may amortize and deduct over the term of the Trust (subject to any applicable limitations such as Section 67(a) of the Code) its pro rata portion of the one-time, up-front fees paid by the Trust to the Custodian and the Paying Agent, and may deduct (subject to any applicable limitations such as those in Section 67(a) of the
Code) its pro rata portion of the other expenses described under "Management Arrangements--Estimated Expenses" incurred by the Trust resulting from its ongoing operations (including the fees payable to the Trustees) as such expenses are incurred by the Trust. Counsel believes that a U.S. Holder's pro rata portion of the expenses incurred in connection with the organization of the Trust, underwriting discounts and commissions and other offering expenses should be includable in the cost to the U.S. Holder of the STRYPES. However, there can be no assurance that the Internal Revenue Service (the "IRS") will not take a contrary view. If the IRS were to prevail in treating such expenses as excludible from a U.S. Holder's cost of the STRYPES, such expenses would not be includable in the basis of the assets of the Trust and should instead, subject to the limitations provided for under
Section 67(a) of the Code, be amortizable and deductible over the term of the Trust.

MISCELLANEOUS TAX MATTERS

     Special tax rules may apply to persons holding STRYPES as part of a "synthetic security" or other integrated investment, or as part of a straddle, hedging transaction or other combination of offsetting positions. For instance, Section 1258 of the Code may possibly require certain U.S. Holders of the STRYPES who enter into hedging transactions or offsetting positions with respect to the STRYPES to treat all or a portion of any gain realized on the STRYPES  as ordinary income in instances where  such gain may have otherwise been treated as capital gain. U.S. Holders hedging their positions with respect to the STRYPES or otherwise holding their STRYPES in a manner described above should consult their own tax advisors regarding the applicability of Section 1258 of the Code, or any other provision of the Code, to their investment in the STRYPES.

     If as a result of a Reorganization Event, cash, Marketable Securities, or a combination of cash and Marketable Securities is delivered pursuant to the Contracts, U.S. Holders generally will be required to recognize taxable gain or loss in respect of any cash received, including cash received in lieu of fractional shares of Marketable Securities and, in some instances, in respect of any Marketable Securities received upon receipt thereof. Moreover, in some instances, U.S. Holders may be required to recognize at the time of a Reorganization Event taxable gain or loss in respect of the amount of cash (and, in some cases, Marketable Securities) which is fixed at the time of such Reorganization Event and is to be delivered pursuant to the Contracts. It is uncertain whether any taxable gain or loss recognized by a U.S. Holder as a result of a Reorganization Event would be capital or ordinary. U.S. Holders are urged to consult their own tax advisors concerning the specific tax consequences of a Reorganization Event on their investment in a STRYPES.

NON-U.S. HOLDERS

     Subject to the discussion below concerning income that is effectively connected with a trade or business conducted by a non-U.S. Holder in the United States, payments of interest (including original issue discount) made with respect to the U.S. Treasury Securities will not be subject to United States withholding tax, provided that such non-U.S. Holder complies with applicable certification requirements. In general, for a non-U.S. Holder to qualify for this exemption from taxation, the last United States payor in the chain of payment prior to payment to a non-U.S. Holder (the "Withholding Agent") must have received in the year in which a payment of interest or principal occurs, or in either of the two receding calendar years, a statement that (i) is signed by the beneficial owner of the U.S. Treasury Securities under penalties of perjury, (ii) certifies that such owner is not a U.S. Holder and (iii) provides the name and address of the beneficial owner. The statement may be made on an IRS Form W-8 or a substantially similar form, and the beneficial owner must inform the Withholding Agent of any change in the information on the statement within 30 days of such change. If STRYPES is held through a securities clearing organization or certain other financial institutions, the organization or institution may provide a signed statement to the Withholding Agent. However, in such case, the signed statement must be accompanied by a copy of the IRS Form W-8 or the substitute form provided by the beneficial owner to the organization or institution.

     Any capital gain realized in respect of STRYPES by a non-U.S. Holder will generally not be subject to United States Federal income tax if (i) such gain in not effectively connected with a United States trade or business of such non-U.S. Holder and (ii) in the case of an individual non-U.S. Holder, such individual is not present in the United States for 183 days or more in the taxable year of the sale or other disposition, or the gain is not attributable to a fixed place of business maintained by such individual in the United States and such individual does not have a "tax home" (as defined for United States Federal income tax purposes) in the United States.

     If any interest or gain realized by a non-U.S. Holder is effectively connected with the non-U.S. Holder's conduct of a trade or business in the United States, such interest or gain will be subject to regular United States Federal income tax in the same manner as if the non-U.S. Holder were a U.S. Holder. In addition, in such event, if such non-U.S. Holder is a foreign corporation, such interest or gain may be included in the earnings and profits of such non-U.S. Holder in determining such non-U.S. Holder's United States branch profits tax liability.

BACKUP WITHHOLDING AND INFORMATION REPORTING

     A beneficial owner of STRYPES may be subject to information reporting and to backup withholding at a rate of 31 percent of certain amounts paid to the beneficial owner unless such beneficial owner provides proof of an applicable exemption or a correct taxpayer identification number, and otherwise complies with applicable requirements of the backup withholding rules.

     Any amounts withheld under the backup withholding rules from a payment to a beneficial owner would be allowed as a refund or a credit against such beneficial owner's United States Federal income tax provided the required information is furnished to the IRS.

     PROSPECTIVE INVESTORS IN THE STRYPES SHOULD BE AWARE THAT THERE IS NO AUTHORITY DIRECTLY ADDRESSING THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE STRYPES OR SECURITIES WITH TERMS SUBSTANTIALLY THE SAME AS THE STRYPES, AND THAT NO RULING HAS BEEN REQUESTED FROM THE IRS WITH RESPECT TO THE STRYPES. ACCORDINGLY, THERE CAN BE NO ASSURANCE THAT THE IRS WILL AGREE WITH THE FOREGOING DISCUSSION AND THAT THE IRS WILL NOT ASSERT A CONTRARY POSITION AS TO THE PROPER UNITED STATES FEDERAL INCOME TAX TREATMENT OF THE STRYPES WHICH MIGHT CAUSE THE CHARACTER AND TIMING OF INCOME, GAIN OR LOSS RECOGNIZED WITH RESPECT TO A STRYPES TO DIFFER SIGNIFICANTLY FROM SUCH CHARACTER AND TIMING DISCUSSED ABOVE. PROSPECTIVE INVESTORS IN THE STRYPES ARE THEREFORE URGED TO CONSULT WITH THEIR OWN TAX ADVISERS PRIOR TO MAKING AN INVESTMENT IN THE STRYPES.


                                 UNDERWRITING

     The U.S. Underwriter has agreed, subject to the terms and conditions of the U.S. Purchase Agreement (the "U.S. Purchase Agreement") with the Trust,
to purchase           STRYPES from the Trust.  The International  Manager has
agreed, subject to the terms and conditions of the International Purchase Agreement (the "International Purchase Agreement") with the Trust, to
purchase            STRYPES from the Trust.

     In the U.S. Purchase Agreement and the International Purchase Agreement, the U.S. Underwriter and International Manager have agreed, subject to the terms and conditions set forth therein, to purchase all of the STRYPES being sold pursuant to each such Agreement if any of the STRYPES being sold pursuant to each such Agreement are sold to investors. Sales of STRYPES to be purchased by the U.S. Underwriter in the U.S. Offering and the International Manager in the International Offering are conditioned upon one another and if either such offering fails to close, the U.S. Underwriter and International Manager, as the case may be, will have a right to elect whether or not to proceed with their respective offering. In the event of a failure to close, any funds debited from any investor's account maintained with such underwriter will be credited to such account and any funds received by such underwriter by check or money order from any investor will be returned to such investor by check.

     The Underwriters have each advised the Trust that they propose initially to offer the STRYPES to the public at the public offering price set forth on the cover page of this Prospectus. The Underwriters have also advised the Trust that they propose to offer STRYPES to certain dealers at the initial
public offering price less a concession not in excess of $       per STRYPES.
Such Underwriters may  allow, and such dealers may reallow, a discount not in
excess of  $        per STRYPES to certain other  dealers.  After the initial
public offering, the public offering price, concession and discount may be changed.

     The Trust has granted to the Underwriters options, exercisable for 30 days after the date hereof, to purchase up to an aggregate of additional STRYPES to cover over-allotments, if any, at the initial public offering price less the sales load. To the extent the Underwriters exercise such option, the U.S. Underwriter or International Manager, as the case may be, will have a firm commitment, subject to certain conditions, to purchase a number of option STRYPES.

     Prior to the Offering, there has been no public market for the STRYPES. Application will be made to list the STRYPES on the NYSE under the symbol "
     ".

     The International Underwriter represents and agrees that (i) it has not offered or sold and prior to the date six months after the date of issue of the STRYPES will not offer or sell any STRYPES to persons in the United
Kingdom  except  to  persons  whose  ordinary   activities  involve  them  in
acquiring, holding,  managing or disposing  of
investments (as principal or agent) for the purposes of their businesses or otherwise in circumstances which have not resulted and will not result in an offer to the public in the United Kingdom within the meaning of the Public Offers of Securities Regulations 1995; (ii) it has complied with and will comply with all applicable provisions of the Financial Services Act 1986 with respect to anything done by it in relation to the STRYPES in, from or otherwise involving the United Kingdom; and (iii) it has only issued or passed on and will only issue or pass on in the United Kingdom any document received by it in connection with the issue of the STRYPES to a person who is of a kind described in Article 11(3) of the Financial Services Act 1986
(Investment Advertisements) (Exemptions) Order 1995 or is a person to whom such document may otherwise lawfully be issued or passed on. The International Underwriter has also agreed that (i) it has not offered or sold and will not offer or sell in Hong Kong, by means of any documents, any other to persons whose ordinary business it is to buy or sell shares or debentures, whether as a principal or agent, or in circumstances which do not constitute an offer to the public within the meaning of the Companies Ordinance (Cap. 32) of Hong Kong and (ii) it has not issued and will not issue any invitation or advertisement relating to the STRYPES in Hong Kong (except if permitted to do so under the securities laws of Hong Kong) other than with respect to STRYPES intended to be disposed of to persons outside Hong Kong or to be disposed of in Hong Kong only to persons whose business involves the acquisition,
disposal, or  holding  of securities,  whether as  principal or  agent.   The
International Manager has further agreed that the STRYPES may not be offered or sold, nor may any document or other material in connection with the STRYPES be distributed, either directly or indirectly, (i) to persons in Singapore other than in circumstances in which such offer or sale does not constitute an offer or sale of the STRYPES to the public in Singapore or (ii) to the public or any member of the public in Singapore other than pursuant to, and in accordance with the conditions of, an explanation invoked under Division 5A of Part IV of the Companies Act, Chapter 50 of Singapore and to persons to whom the STRYPES may be offered or sold under such exemption.

     Purchasers of the STRYPES in the International Offering may be required to pay stamp taxes and other charges in accordance with the laws and practices of the country of purchase, in addition to the offering price set forth on the cover page hereof.

     The Company and the Contracting Stockholder have agreed not to offer, sell or otherwise dispose of shares of XYZ Common Stock or any securities convertible into or exchangeable or exercisable for shares of XYZ Common Stock (other than pursuant to employee stock option plans) for a period of 90 days from the date of this Prospectus without the prior written consent of the Underwriters.

     The Trust has agreed to indemnify the Underwriters against certain civil liabilities, including liabilities under the Securities Act of 1933, as amended (the "1933 Act").


                                LEGAL MATTERS

     Certain legal matters will be passed upon for the Trust and the Underwriters by Brown & Wood.


                                   EXPERTS


     The  statement  of assets,  liabilities  and  capital  included in  this
Prospectus has been audited by                                  , independent
auditors, as stated in their opinion appearing herein, and has been included in reliance upon such opinion given on the authority of said firm as experts in auditing and accounting.


                            ADDITIONAL INFORMATION

     The Trust has filed with the Commission, Washington D.C. 20549, a Registration Statement under the 1933 Act with respect to the STRYPES offered hereby. Further information concerning the STRYPES and the Trust may be found in the Registration Statement, of which this Prospectus constitutes a
part.   The Registration  Statement may
be inspected without charge at the Commission's office in Washington, D.C. and copies of all or any part thereof may be obtained from such office after payment of the fees prescribed by the Commission.

                         INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of XYZ STRYPES Trust:

We have audited the accompanying statement of assets, liabilities and capital
of XYZ  STRYPES Trust as of                           , 1996.  This financial
statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of XYZ STRYPES Trust, as of
           ,   1996  in   conformity  with   generally   accepted  accounting
principles.



New York, New York
              , 1996

                 STATEMENT OF ASSETS, LIABILITIES AND CAPITAL
                                                    , 1996

ASSETS

Cash  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $100,000
Deferred organization and offering costs (Note 1) . . . . . . . . .  ________

     Total Assets . . . . . . . . . . . . . . . . . . . . . . . . .  $

LIABILITIES

Deferred organization and offering costs payable (Note 1) . . . . .  $

NET ASSETS  . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $

CAPITAL

STRYPES, par value $.10 per share;
               shares authorized;
  shares issued and outstanding (Note 1)  . . . . . . . . . . . . .  $

Paid-in Capital in excess of par  . . . . . . . . . . . . . . . . .
                                                                     --------

     Total Capital-Equivalent of $
       net asset value per share of
       STRYPES (Note 1) . . . . . . . . . . . . . . . . . . . . . .  $
                                                                     --------
                                                                     --------


(1) The Trust was established as a Delaware business trust on _____________, 1996 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. Costs incurred by the Trust in connection with its organization,
     estimated at $            , will  be amortized on a straight-line  basis
     over a three-year period beginning at the commencement of operations of the Trust.

(2)  Offering expenses,  estimated at $               , will be  payable upon
     completion of the offering and will be charged to capital upon the commencement of operations of the Trust.

    NO PERSON HAS  BEEN AUTHORIZED TO
  GIVE  ANY  INFORMATION OR  TO  MAKE
  ANY  REPRESENTATIONS NOT  CONTAINED
  IN  THIS PROSPECTUS  AND, IF  GIVEN
  OR   MADE,   SUCH  INFORMATION   OR
  REPRESENTATIONS MUST NOT BE  RELIED       1,000,000 STRYPES(SERVICE MARK)
  UPON AS  HAVING BEEN  AUTHORIZED BY
  THE FUND  OR THE  U.S. UNDERWRITER.
  THIS     PROSPECTUS    DOES     NOT
  CONSTITUTE   AN  OFFERING   OF  ANY
  SECURITIES    OTHER     THAN    THE
  REGISTERED  SECURITIES TO  WHICH IT
  RELATES OR AN  OFFER TO ANY  PERSON
  IN  ANY  STATE OR  JURISDICTION  OF              XYZ STRYPES TRUST
  THE  UNITED STATES  OR ANY  COUNTRY
  WHERE    SUCH   OFFER    WOULD   BE
  UNLAWFUL.  NEITHER  THE DELIVERY OF
  THIS PROSPECTUS  NOR ANY  SALE MADE
  HEREUNDER    SHALL,    UNDER    ANY
  CIRCUMSTANCES,      CREATE      ANY
  IMPLICATION THAT THERE  HAS BEEN NO             ____________________
  CHANGE  IN THE  FACTS SET  FORTH IN
  THIS PROSPECTUS  OR IN  THE AFFAIRS
  OF        SINCE THE DATE HEREOF  OR                  PROSPECTUS
  SINCE   THE  DATES   AS  OF   WHICH
  INFORMATION IS SET FORTH HEREIN.                ____________________

             ______________

           TABLE OF CONTENTS

                                 Page
                                 ----             MERRILL LYNCH & CO.




  Prospectus Summary  . . . . .
  Fee Table . . . . . . . . . .
  The Trust . . . . . . . . . .
  Use of Proceeds . . . . . . .
  Investment Objective and
     Policies . . . . . . . . .
  Investment Restrictions . . .
  Risk Factors  . . . . . . . .
  Description of the STRYPES  .
  Trustees and Officers . . . .
  Management Arrangements . . .
  Dividends and Distributions .                                , 1996
  Net Asset Value . . . . . . .
  Certain United States Federal
    Income Tax Considerations .           (Service Mark) Service mark of
  Underwriting  . . . . . . . .           Merrill Lynch & Co., Inc.
  Legal Matters . . . . . . . .
  Experts . . . . . . . . . . .
  Additional Information  . . .
  Independent Auditors' Report
  Statement of Assets,
    Liabilities and Capital . .
  Appendix A  . . . . . . . . .


        -----------------------

       UNTIL              ,  1996 (25
  DAYS AFTER THE  COMMENCEMENT OF THE
  OFFERING),  ALL  DEALERS  EFFECTING
  TRANSACTIONS   IN    THE   STRYPES,
  WHETHER  OR  NOT  PARTICIPATING  IN
  THIS DISTRIBUTION, MAY BE  REQUIRED
  TO  DELIVER  A  PROSPECTUS.    THIS
  DELIVERY    REQUIREMENT    IS    IN
  ADDITION   TO  THE   OBLIGATION  OF
  DEALERS  TO  DELIVER  A  PROSPECTUS
  WHEN  ACTING  AS  UNDERWRITERS  AND
  WITH   RESPECT   TO  THEIR   UNSOLD
  ALLOTMENTS OR SUBSCRIPTIONS.

THE  FOLLOWING PROSPECTUS  OF XYZ  COMPANY IS  ATTACHED AND  DELIVERED FOR
CONVENIENCE  OF REFERENCE  ONLY.   THE  PROSPECTUS  OF XYZ  COMPANY  DOES NOT
CONSTITUTE A PART OF THE FOREGOING PROSPECTUS OF XYZ STRYPES TRUST, NOR IS IT INCORPORATED BY REFERENCE THEREIN.

                                                                    APPENDIX A


                               (XYZ Prospectus)

Information contained  herein is  subject to completion  or amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



                            SUBJECT TO COMPLETION              ALTERNATE PAGE
                 Preliminary Prospectus Dated March 18, 1996

                       1,000,000 STRYPES(SERVICE MARK)
                              XYZ STRYPES TRUST

 (Subject to Exchange for Shares of Common Stock of (XYZ Company), (par value
$.       per share))

     XYZ STRYPES Trust (the "Trust") is a newly organized Delaware business trust established to purchase and hold (i) a series of zero-coupon U.S. Government securities with face amounts and maturities corresponding to the distributions payable with respect to the STRYPES offered hereby (the "STRYPES") and the payment dates thereof ("U.S. Treasury Securities"), and
(ii) one or more forward purchase contracts (the "Contracts") with a certain stockholder (the "Contracting Stockholder") of XYZ Company (the "Company")
relating to shares of  common stock of the  Company (par value $.         per
share) (the "XYZ  Common Stock").  Each of the STRYPES will receive quarterly
distributions at  an anticipated  annual distribution rate  of $          per
STRYPES,  and will be exchanged for between  0.8333 and 1.0 shares of the XYZ
Common Stock, upon the conclusion of the term of the Trust on               ,
1998 (the  "Maturity Date").  Distributions with  respect to the STRYPES will
be made quarterly on each      ,      ,      and      , commencing          ,
1996.  The STRYPES are not subject to redemption.

     The  Trust's investment  objective  is  to distribute  to  holders on  a
quarterly basis $        per STRYPES, and upon the Maturity Date, in exchange
for each STRYPES, a number of shares of XYZ Common Stock (or, under certain circumstances, an equivalent cash amount or a combination of cash and XYZ
Common Stock) determined in accordance with the following Payment Rate Formula, subject to certain adjustments: (a) if the Maturity Price is greater than or equal to 120% of the Initial Price (the "Threshold Appreciation Price"), 0.8333 shares of XYZ Common Stock per STRYPES, (b) if the Maturity Price is less than the Threshold Appreciation Price but is greater than the Initial Price, a number of shares of XYZ Common Stock per STRYPES so that the value thereof (determined based on the Maturity Price) equals the Initial Price and (c) if the Maturity Price is less than or equal to the Initial Price, 1.0 shares of XYZ Common Stock per STRYPES. The
"Maturity Price" means the average Closing Price per share of XYZ Common Stock on the 20 Trading Days immediately prior to the second Trading Day preceding the Maturity Date. The "Initial Price" is the last reported sale price of the XYZ Common Stock on the New York Stock Exchange Composite Tape
on                , 1996,  which was $      per share.  Pursuant to the terms
of the Contracts, in lieu of delivery of XYZ Common Stock, the Contracting Stockholder may elect to pay cash on the Maturity Date in an amount equal to the then current market value of the number of shares of XYZ Common Stock determined under the above formula (the "Cash Settlement Alternative"). To the extent the Contracting Stockholder elects the Cash Settlement Alternative, holders of the STRYPES will receive cash instead of XYZ Common Stock on the Maturity Date. Holders otherwise entitled to receive fractional shares in respect of their aggregate holdings of STRYPES will receive cash in lieu thereof.

     The  STRYPES are  designed to  provide investors  with a  higher current dividend yield than the XYZ Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the XYZ Common Stock above the Threshold Appreciation Price. However, the opportunity for equity appreciation afforded by an investment in the STRYPES is less than that afforded by an investment in the XYZ Common Stock because the value of the XYZ Common Stock receivable by holders of the STRYPES upon exchange at the Maturity Date will only exceed the Initial Price if the Maturity Price exceeds the Threshold Appreciation Price, which represents an appreciation of 20% over the Initial Price. In addition, because a holder of each STRYPES will only receive 0.8333 shares of XYZ Common Stock if the Maturity Price exceeds the Threshold Appreciation Price, holders of the STRYPES will only be entitled to receive upon exchange 83.33% of any appreciation of the value of the Common Stock in excess of the Threshold Appreciation Price. There can be no assurance that the yield on the STRYPES will be higher than the dividend yield on the XYZ Common Stock over the term of the Trust. MOREOVER, THERE CAN BE NO ASSURANCE THAT THE AMOUNT RECEIVABLE BY HOLDERS OF THE STRYPES ON THE MATURITY DATE WILL BE EQUAL TO OR GREATER THAN THE INITIAL PRICE OF THE STRYPES. IF THE MATURITY PRICE OF THE XYZ COMMON STOCK IS LESS THAN THE INITIAL PRICE, SUCH AMOUNT RECEIVABLE ON THE MATURITY DATE WILL BE LESS THAN THE INITIAL PRICE PAID FOR THE STRYPES, IN WHICH CASE AN INVESTMENT IN STRYPES WILL RESULT IN A LOSS. See "Risk Factors."

     The STRYPES may be a suitable investment for investors who are able to understand the unique nature of the Trust and the economic characteristics of the Contracts and the U.S. Treasury Securities.

     Of the 1,000,000  STRYPES offered hereby,              are being offered
initially in the United States and Canada  by Merrill Lynch, Pierce, Fenner &
Smith Incorporated (the "U.S. Underwriter")  and           are  being offered
initially internationally outside the United States and Canada by Merrill Lynch International Limited (the "International Manager"). See "Underwriting."

     The Trust has adopted a fundamental policy that the Contracts may not be disposed of during the term of the Trust and that, except under certain limited circumstances, the U.S. Treasury Securities may not be disposed of prior to their respective maturities. The Trust will continue to hold the Contracts despite any significant decline in the market price of the XYZ Common Stock or adverse changes in the financial condition of the Company. The Trust will be treated as a grantor trust for federal income tax purposes and each holder of STRYPES will be treated as the owner of its pro rata portion of the Contracts and the U.S. Treasury Securities. The U.S. Treasury Securities held by the Trust will be treated for federal income tax purposes as having original issue discount and holders of STRYPES will be required to recognize currently as income their pro rata portion of such original issue discount as it accrues over the term of the Trust. The quarterly cash distributions paid to the holders of STRYPES, which distributions are anticipated to exceed the currently includable original issue discount, will be treated as tax-free return of the holders' costs of the U.S. Treasury Securities and any previously included original issue discount, and therefore will not be considered current income to holders upon receipt thereof for federal income tax purposes. Although under current law holders of STRYPES should not recognize income, gain or loss with respect to the Contracts over their term, holders will recognize taxable gain or loss upon receipt of cash, if any, upon termination of the Trust. For a discussion of certain United States Federal income tax consequences for holders of the STRYPES, see "Certain United States Federal Income Tax Considerations."

     Reference is made to the accompanying prospectus of the Company with respect to the shares of XYZ Common Stock which may be received by a holder of STRYPES on the Maturity Date. The Company is not affiliated with the Trust, will not receive any of the proceeds from the sale of the STRYPES and will have no obligations with respect to the STRYPES.

     Prior to the offering there has been no public market for the STRYPES. Shares of closed-end investment companies have in the past frequently traded at a discount from their net asset values and initial public offering prices. The risks associated with this characteristic of closed-end investment companies may be greater for investors expecting to sell shares of a closed-end investment company soon after the completion of an initial public offering of the company's shares. SEE "RISK FACTORS" ON PAGE 17 OF THIS PROSPECTUS FOR CERTAIN CONSIDERATIONS RELEVANT TO AN INVESTMENT IN THE STRYPES.

     "STRYPES" is a service mark of Merrill Lynch & Co., Inc. Application will be made to list the STRYPES on the New York Stock Exchange under the
symbol "         ".  Prior to  this offering there has been no  public market for the STRYPES.

     This Prospectus sets forth concisely information about the Trust that a prospective investor ought to know before investing and should be read and retained for future reference.

                      -------------------------------

 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
           PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
          ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                Price to             Sales            Proceeds to
                                                 Public             Load(1)           the Trust(2)
Per STRYPES . . . . . . . . . . . . . . .     $                   $                   $
Total(3)  . . . . . . . . . . . . . . . .     $                   $                   $



__________________
(1) The Trust, the Company and the Contracting Stockholder have agreed to indemnify the Underwriters against certain liabilities, including liabilities under the Securities Act of 1933.
(2)  Before deducting  estimated expenses of  $                payable by the
     Trust.
(3) The Trust has granted to the U.S. Underwriter and the International Manager options, exercisable for 30 days from the date hereof, to
     purchase  up to an additional          STRYPES to cover over-allotments,
     if  any.  If all such STRYPES are  purchased, the total Price to Public,
     Sales Load and Proceeds to the Trust will be $          , $          and
     $          , respectively.  See "Underwriting."


     The STRYPES are offered by the International Manager, subject to prior sale, when, as and if issued by the Trust and accepted by the International Manager, subject to approval of certain legal matters by counsel for the International Manager and certain other conditions. The International Manager reserves the right to withdraw, cancel or modify such offer and to reject orders in whole or in part. It is expected that delivery of the
STRYPES will be made in New York, New York on or about                      ,
1996.



/(Service Mark)/  Service mark of Merrill Lynch & Co., Inc.

                         ___________________________

                     MERRILL LYNCH INTERNATIONAL LIMITED
                         ___________________________


            The date of this Prospectus is                 , 1996.

    NO PERSON HAS  BEEN AUTHORIZED TO
  GIVE  ANY  INFORMATION OR  TO  MAKE
  ANY  REPRESENTATIONS NOT  CONTAINED
  IN  THIS PROSPECTUS  AND, IF  GIVEN
  OR   MADE,   SUCH  INFORMATION   OR
  REPRESENTATIONS MUST NOT BE  RELIED       1,000,000 STRYPES(SERVICE MARK)
  UPON AS  HAVING BEEN  AUTHORIZED BY
  THE FUND  OR THE  U.S. UNDERWRITER.
  THIS     PROSPECTUS    DOES     NOT
  CONSTITUTE   AN  OFFERING   OF  ANY
  SECURITIES    OTHER    THAN     THE
  REGISTERED  SECURITIES TO  WHICH IT
  RELATES OR  AN OFFER TO  ANY PERSON
  IN  ANY  STATE OR  JURISDICTION  OF              XYZ STRYPES TRUST
  THE  UNITED STATES  OR ANY  COUNTRY
  WHERE    SUCH   OFFER    WOULD   BE
  UNLAWFUL.  NEITHER  THE DELIVERY OF
  THIS PROSPECTUS  NOR ANY  SALE MADE
  HEREUNDER    SHALL,    UNDER    ANY
  CIRCUMSTANCES,      CREATE      ANY
  IMPLICATION THAT THERE  HAS BEEN NO             ____________________
  CHANGE IN  THE FACTS  SET FORTH  IN
  THIS PROSPECTUS  OR IN  THE AFFAIRS
  OF         SINCE THE DATE HEREOF OR                  PROSPECTUS
  SINCE   THE  DATES   AS  OF   WHICH
  INFORMATION IS SET FORTH HEREIN.                ____________________



             ______________

           TABLE OF CONTENTS

                                 Page          MERRILL  LYNCH   INTERNATIONAL
                                 ----          LIMITED


  Prospectus Summary  . . . . .
  Fee Table . . . . . . . . . .
  The Trust . . . . . . . . . .
  Use of Proceeds . . . . . . .
  Investment Objective and
    Policies  . . . . . . . . .
  Investment Restrictions . . .
  Risk Factors  . . . . . . . .
  Description of the STRYPES  .
  Trustees and Officers . . . .
  Management Arrangements . . .
  Dividends and Distributions .
  Net Asset Value . . . . . . .                                , 1996
  Certain United States
    Federal Income Tax
    Considerations  . . . . . .              (Service Mark) Service mark of
  Underwriting  . . . . . . . .              Merrill Lynch & Co., Inc.
  Legal Matters . . . . . . . .
  Experts . . . . . . . . . . .
  Additional Information  . . .
  Independent Auditors' Report.
  Statement  of  Assets,
    Liabilities and Capital . .
  Appendix A  . . . . . . . . .


        -----------------------

       UNTIL               , 1996 (25
  DAYS AFTER THE  COMMENCEMENT OF THE
  OFFERING),  ALL  DEALERS  EFFECTING
  TRANSACTIONS   IN    THE   STRYPES,
  WHETHER  OR  NOT  PARTICIPATING  IN
  THIS DISTRIBUTION, MAY BE  REQUIRED
  TO  DELIVER  A  PROSPECTUS.    THIS
  DELIVERY    REQUIREMENT    IS    IN
  ADDITION   TO  THE   OBLIGATION  OF
  DEALERS  TO  DELIVER  A  PROSPECTUS
  WHEN  ACTING  AS  UNDERWRITERS  AND
  WITH   RESPECT   TO  THEIR   UNSOLD
  ALLOTMENTS OR SUBSCRIPTIONS.

                                   PART C

                              OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     1.   FINANCIAL STATEMENTS

          Independent Auditors' Report
          Statement of Assets, Liabilities and Capital as of                ,
1996

     2.   EXHIBITS



          (a)(1)    Trust Agreement//
             (2)    Certificate of Trust//
          (b)  Not applicable
          (c)  Not applicable
          (d)(1)    Specimen certificate for STRYPES/*/
             (2) Portions of the Declaration of Trust of the Registrant defining the rights of Holders of STRYPES/*/
          (e)  Not applicable
          (f)  Not applicable
          (g)  Not applicable
          (h)(1)    Form of U.S. Purchase Agreement/*/
             (2)    Form of International Purchase Agreement/*/
             (3)    Merrill Lynch Standard Dealer Agreement/*/
          (i)  Not applicable
          (j)  Custodian Agreement/*/
          (k)(1)    Paying Agent, Registrar and Transfer Agent Agreement/*/
             (2)    Form of Forward Purchase Contract/*/
          (l)  Opinion and Consent of Brown & Wood, counsel to the Trust/*/
          (m)  Not applicable
          (n)  Consent of                      , independent auditors for the
Trust/**/
          (o)  Not applicable
          (p)  Certificate of                          /*/
          (q)  Not applicable
          (r)  Financial Data Schedule/*/

___________________

/*/  To be filed by amendment.


ITEM 25.  MARKETING ARRANGEMENTS

     See Exhibits (h)(1), (h)(2) and (h)(3) to this Registration Statement.

ITEM 26.  OTHER EXPENSES OF ISSUANCE AND DISTRIBUTION

     The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:

SEC Registration fees . . . . . . . . . . . . . . . . . . . .$    *
New York Stock Exchange listing fee . . . . . . . . . . . . .     *
Printing (other than certificates). . . . . . . . . . . . . .     *
Engraving and printing certificates . . . . . . . . . . . . .     *
Fees  and expenses of qualification under state securities
  laws (including fees of counsel)  . . . . . . . . . . . . .     *
Accounting fees and expenses  . . . . . . . . . . . . . . . .     *
Legal fees and expenses . . . . . . . . . . . . . . . . . . .     *
NASD fees . . . . . . . . . . . . . . . . . . . . . . . . . .     *
Miscellaneous . . . . . . . . . . . . . . . . . . . . . . . .     *
                                                             ------
     Total  . . . . . . . . . . . . . . . . . . . . . . . . .$    *
                                                             ------
                                                             ------

_______________

*  To be furnished by amendment.


ITEM 27.  PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Trust will be internally managed and will not have an investment adviser. The information in the Prospectus under the caption "Management Arrangements" is incorporated herein by reference.


ITEM 28.  NUMBER OF HOLDERS OF SECURITIES

     There will be one record holder of the STRYPES as of the effective date of this Registration Statement.


ITEM 29.  INDEMNIFICATION

     Article       of the Declaration of Trust and the U.S. and International
             -----
Purchase Agreements provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 30.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The Trust is internally managed and does not have an investment adviser.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts,  books and  other documents required  to be  maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the Registrant
(                                         ), its custodian (
                     ) and its paying agent (
   ).


ITEM 32.  MANAGEMENT SERVICES

     Not applicable.


ITEM 33.  UNDERTAKINGS

     (a) The Registrant hereby undertakes to suspend the offering of the shares covered hereby until it amends its prospectuses contained herein if
(1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value per share increases to an amount greater than its net proceeds as stated in the prospectuses contained herein.

     (b) The Registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under Rule 497(h) under the 1933 Act shall be deemed to be part of this registration statement as of the time it was declared effective; (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 18th day of March, 1996.

                                   XYZ STRYPES TRUST



                                   By:     /s/ Douglas R. Robinson
                                         -----------------------------
                                           Douglas R. Robinson
                                             Trustee



     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person, in the capacities and on the date indicated.

     Name                                 Title                             Date
     ----                                 -----                             ----

 /s/ Douglas R. Robinson        Principal Executive Officer,         March 18, 1996
-----------------------------
     Douglas R. Robinson        Principal Financial Officer,
                                Principal Accounting Officer
                                and Trustee